UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06241

Loomis Sayles Funds II

(Exact name of registrant as specified in charter)

888 Boylston Street, Suite 800, Boston, Massachusetts 02199-8197

(Address of principal executive offices) (Zip code)

Russell L. Kane, Esq.

Natixis Distribution, L.P.

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2822

Date of fiscal year end: September 30

Date of reporting period: December 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of December 31, 2018 (Unaudited)

Loomis Sayles Global Allocation Fund

Shares	Description	Value (†)
Common Stocks – 62.9% of Net Assets

	Canada – 1.7%
620,600	CGI Group, Inc., Class A(a)	$37,957,882

	China – 2.2%
351,870	Alibaba Group Holding Ltd., Sponsored ADR(a)	48,230,821

	France – 1.5%
278,068	Thales S.A.	32,494,225

	Hong Kong – 2.8%
7,472,400	AIA Group Ltd.	62,071,806

	India – 1.0%
731,384	HDFC Bank Ltd.	22,248,574

	Japan – 0.8%
508,687	Nomura Research Institute Ltd.	18,863,452

	Sweden – 1.7%
784,165	Assa Abloy AB	14,041,880
1,000,745	Atlas Copco AB, Class A	23,875,802

		37,917,682

	Switzerland – 4.8%
651,560	Julius Baer Group Ltd.	23,219,320
678,030	Nestle S.A., (Registered)	55,030,777
244,132	Temenos AG, (Registered)	29,335,574

		107,585,671

	United Kingdom – 4.6%
1,659,857	Halma PLC	28,915,398
11,232,835	Legal & General Group PLC	33,096,073
485,209	London Stock Exchange Group PLC	25,172,902
189,826	Reckitt Benckiser Group PLC	14,536,175

		101,720,548

	United States – 41.8%
235,665	Accenture PLC, Class A	33,231,122
21,256	Alphabet, Inc., Class C(a)	22,012,926
43,324	Alphabet, Inc., Class A(a)	45,271,847
35,588	Amazon.com, Inc.(a)	53,452,108
4,058	Arconic, Inc.	68,418
8,835	Booking Holdings, Inc.(a)	15,217,581
872,121	CBRE Group, Inc., Class A(a)	34,919,725
381	Cincinnati Bell, Inc.(a)	2,964
577,266	Danaher Corp.	59,527,670
670	Dex Media, Inc.(a)(b)	6,734
178,944	EOG Resources, Inc.	15,605,706
248,637	Facebook, Inc., Class A(a)	32,593,824
137,304	Goldman Sachs Group, Inc. (The)	22,936,633
456,631	Intercontinental Exchange, Inc.	34,398,013
300,975	LyondellBasell Industries NV, Class A	25,029,081

Shares	Description	Value (†)
Common Stocks – continued

	United States – continued
270,013	M&T Bank Corp.	$38,646,961
501,826	Marriott International, Inc., Class A	54,478,231
190,223	McCormick & Co., Inc.	26,486,651
52,596	Mettler-Toledo International, Inc.(a)	29,747,246
205,771	Northrop Grumman Corp.	50,393,318
7,460	NVR, Inc.(a)	18,179,945
239,386	Parker Hannifin Corp.	35,702,028
245,073	Roper Technologies, Inc.	65,316,856
177,117	S&P Global, Inc.	30,099,263
171,395	Sherwin-Williams Co. (The)	67,437,077
399,293	Texas Instruments, Inc.	37,733,188
90,936	Travelers Cos., Inc. (The)	10,889,586
109,571	Tyler Technologies, Inc.(a)	20,360,483
206,168	UnitedHealth Group, Inc.	51,360,572

		931,105,757

	Total Common Stocks (Identified Cost $1,207,225,948)	1,400,196,418

Principal Amount (‡)
Bonds and Notes – 26.9%

Non-Convertible Bonds – 26.4%

	Argentina – 0.2%
$ 775,000	Provincia de Buenos Aires, 9.125%, 3/16/2024, 144A	641,777
535,000	Republic of Argentina, 6.875%, 4/22/2021	483,378
2,460,000	Republic of Argentina, 7.125%, 6/28/2117	1,758,900
1,390,000	Republic of Argentina, 7.625%, 4/22/2046	1,007,055
355,000	YPF S.A., 8.750%, 4/04/2024, 144A	333,700
17,745,000	YPF S.A., 16.500%, 5/09/2022, 144A, (ARS)	306,278

		4,531,088

	Australia – 0.2%
1,675,000	Australia Government Bond, Series 133, 5.500%, 4/21/2023, (AUD)(c)	1,353,423
1,150,000	Commonwealth Bank of Australia, 2.250%, 3/10/2020, 144A(c)	1,139,862
670,000	GAIF Bond Issuer Pty Ltd., 3.400%, 9/30/2026, 144A(c)	632,677
110,000	Incitec Pivot Finance LLC, 6.000%, 12/10/2019, 144A	112,429

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

		Australia – continued
$ 935,000		National Australia Bank, 2.500%, 1/12/2021(c)	$920,648
95,000		Sydney Airport Finance Co. Pty Ltd., 3.375%, 4/30/2025, 144A	91,177

			4,250,216

		Belgium – 0.1%
1,435,000		Anheuser Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 3.650%, 2/01/2026, 144A	1,356,862
440,000		Solvay Finance (America) LLC, 3.400%, 12/03/2020, 144A	439,762

			1,796,624

		Brazil – 0.7%
800,000		Braskem Finance Ltd., 5.750%, 4/15/2021, 144A	821,608
8,500	(††)	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2025, (BRL)	2,184,962
10,980	(††)	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2021, (BRL)	2,824,846
2,300	(††)	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2027, (BRL)	590,686
1,085,000		Brazilian Government International Bond, 4.625%, 1/13/2028	1,043,238
1,000,000		CIMPOR Financial Operations BV, 5.750%, 7/17/2024, 144A	830,000
400,000		Cosan Luxembourg S.A., 5.000%, 3/14/2023, 144A	384,500
1,100,000		Embraer Netherlands Finance BV, 5.050%, 6/15/2025(c)	1,112,386
1,045,000		Klabin Finance S.A., 5.250%, 7/16/2024	1,020,390
580,000		Petrobras Global Finance BV, 4.375%, 5/20/2023	553,245
935,000		Petrobras Global Finance BV, 5.299%, 1/27/2025	892,925
1,350,000		Petrobras Global Finance BV, 5.999%, 1/27/2028	1,271,039
150,000		Petrobras Global Finance BV, 6.875%, 1/20/2040	142,727
575,000		Raizen Fuels Finance S.A., 5.300%, 1/20/2027, 144A	558,181
500,000		Tupy Overseas S.A., 6.625%, 7/17/2024, 144A	506,755

			14,737,488

		Canada – 2.8%
435,325		Air Canada Pass Through Trust, Series 2015-2, Class A, 4.125%, 6/15/2029, 144A(c)	430,031
895,000		Air Canada Pass Through Trust, Series 2017-1, Class AA, 3.300%, 7/15/2031, 144A(c)	841,381

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Canada – continued
$ 1,010,000	Antares Holdings LP, 6.000%, 8/15/2023, 144A	$998,429
815,000	Bank of Montreal, 1.750%, 6/15/2021, 144A(c)	792,987
2,347,511	BMW Canada Auto Trust, Series 2017-1A, Class A2, 1.677%, 5/20/2020, 144A, (CAD)(c)	1,715,083
12,965,000	Canadian Government Bond, 0.500%, 3/01/2022, (CAD)(c)	9,097,627
25,500,000	Canadian Government Bond, 0.750%, 3/01/2021, (CAD)(c)	18,239,448
16,770,000	Canadian Government International Bond, 1.750%, 9/01/2019, (CAD)(c)	12,281,212
970,000	Canadian Imperial Bank of Commerce, 1.600%, 9/06/2019(c)	961,250
800,000	CPPIB Capital, Inc., 0.375%, 6/20/2024, 144A, (EUR)(c)	921,064
430,000	Enbridge, Inc., 2.900%, 7/15/2022	416,138
905,000	Export Development Canada, 1.800%, 9/01/2022, (CAD)(c)	654,010
445,000	GMF Canada Leasing Trust, Series 2018-1A, Class A2, 3.030%, 6/21/2021, 144A, (CAD)	326,905
1,335,000	Institutional Mortgage Securities Canada, Inc., Series 2014-5A, Class A2, 2.616%, 7/12/2047, 144A, (CAD)(c)	970,300
6,165,000	Province of Ontario Canada, 1.250%, 6/17/2019(c)	6,123,861
7,200,000	Province of Ontario Canada, 1.875%, 5/21/2020(c)	7,118,222
1,690,000	Tornoto-Dominion Bank (The), Series GMTN, 3.500%, 7/19/2023(c)	1,701,634

		63,589,582

	Chile – 0.5%
815,000,000	Bonos de la Tesoreria de la Republica de Chile, 4.500%, 3/01/2026, (CLP)(c)	1,195,657
1,250,000	Corp. Nacional del Cobre de Chile, 3.625%, 8/01/2027, 144A(c)	1,190,437
1,700,000	Corp. Nacional del Cobre de Chile, 4.500%, 9/16/2025(c)	1,721,555
1,160,000	Corp. Nacional del Cobre de Chile, 4.500%, 9/16/2025, 144A(c)	1,174,708
525,000	Enel Chile S.A., 4.875%, 6/12/2028	523,688
250,000	Engie Energia Chile S.A., 5.625%, 1/15/2021, 144A	255,629
800,000	Inversiones CMPC S.A., 4.375%, 5/15/2023, 144A(c)	792,447
240,000	Latam Airlines Group S.A., 7.250%, 6/09/2020, 144A	244,982
736,237	Latam Airlines Pass Through Trust, Series 2015-1, Class A, 4.200%, 8/15/2029	708,628

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Chile – continued
$ 457,111	Latam Airlines Pass Through Trust, Series 2015-1, Class B, 4.500%, 8/15/2025	$437,958
950,000	Latam Finance Ltd., 6.875%, 4/11/2024, 144A	935,522
935,000	Republic of Chile, 3.240%, 2/06/2028(c)	897,132
1,120,000	Transelec S.A., 4.250%, 1/14/2025, 144A(c)	1,083,320

		11,161,663

	China – 0.3%
920,000	Alibaba Group Holding Ltd., 3.400%, 12/06/2027(c)	850,686
795,000	Baidu, Inc., 3.875%, 9/29/2023	792,281
400,000	China Resources Gas Group Ltd., 4.500%, 4/05/2022, 144A(c)	408,730
835,000	Country Garden Holdings Co. Ltd., 7.500%, 3/09/2020	844,851
905,000	Industrial & Commercial Bank of China Ltd., 2.957%, 11/08/2022(c)	885,506
890,000	Longfor Group Holdings Ltd., 3.900%, 4/16/2023	841,862
985,000	Sinopec Group Overseas Development 2017 Ltd., 2.375%, 4/12/2020, 144A(c)	973,810
500,000	Tencent Holdings Ltd., 2.985%, 1/19/2023, 144A(c)	485,921
1,820,000	Three Gorges Finance I Cayman Islands Ltd., 3.150%, 6/02/2026(c)	1,719,172

		7,802,819

	Colombia – 0.3%
435,000,000	Emgesa S.A. E.S.P., 8.750%, 1/25/2021, (COP)	139,535
830,000,000	Emgesa S.A. E.S.P., 8.750%, 1/25/2021, 144A, (COP)	266,239
2,140,000,000	Empresas Publicas de Medellin E.S.P., 8.375%, 2/01/2021, 144A, (COP)(c)	662,273
575,000	Republic of Colombia, 3.875%, 4/25/2027	549,125
200,000,000	Republic of Colombia, 7.750%, 4/14/2021, (COP)	64,080
7,073,300,000	Republic of Colombia, Series B, 6.250%, 11/26/2025, (COP)	2,151,651
6,150,000,000	Titulos De Tesoreria, Series B, 7.500%, 8/26/2026, (COP)(c)	1,995,319
870,000	Transportadora de Gas Internacional S.A. E.S.P., 5.550%, 11/01/2028, 144A	879,787

		6,708,009

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Denmark – 0.0%
$ 670,000	Danske Bank AS, 3.875%, 9/12/2023, 144A	$644,991
	Dominican Republic – 0.1%
1,410,000	Dominican Republic, 5.500%, 1/27/2025, 144A	1,397,663
590,000	Dominican Republic, 5.950%, 1/25/2027, 144A	586,613
995,000	Dominican Republic, 6.000%, 7/19/2028, 144A	990,453
425,000	Dominican Republic, 8.625%, 4/20/2027, 144A	486,094

		3,460,823

	France – 1.8%
970,000	Air Liquide Finance S.A., 1.375%, 9/27/2019, 144A(c)	958,738
200,000	AXA S.A., 7.125%, 12/15/2020, (GBP)	279,689
205,000	BNP Paribas S.A., 4.375%, 5/12/2026, 144A	197,276
1,415,000	Caisse d’Amortissement de la Dette Sociale, 1.875%, 2/12/2022(c)	1,376,840
250,000	Credit Agricole S.A., 4.125%, 1/10/2027, 144A	241,075
390,000	Credit Agricole S.A., (fixed rate to 6/23/2026, variable rate thereafter), 7.500%, (GBP)(d)	514,307
735,000	Danone S.A., 1.691%, 10/30/2019, 144A(c)	724,888
500,000	Dexia Credit Local S.A., 2.250%, 2/18/2020, 144A(c)	497,056
1,300,000	Edenred, 1.875%, 3/30/2027, (EUR)	1,472,069
1,215,000	Electricite de France S.A., 4.500%, 9/21/2028, 144A	1,177,623
1,100,000	Electricite de France SA, (fixed rate to 1/29/2026, variable rate thereafter), 6.000%, (GBP)(d)	1,359,959
20,000,000	French Republic Government Bond OAT, 4.250%, 10/25/2023, (EUR)(c)	27,721,413
500,000	Holding d’Infrastructures de Transport, EMTN, 0.625%, 3/27/2023, (EUR)	553,063
500,000	Holding d’Infrastructures de Transport, EMTN, 1.625%, 11/27/2027, (EUR)	532,847
1,015,000	Societe Generale S.A., 4.750%, 11/24/2025, 144A(c)	1,002,637
475,000	Societe Generale S.A., (fixed rate to 4/07/2021, variable rate thereafter), 6.750%, (EUR)(d)	550,716

		39,160,196

	Germany – 0.3%
200,000	Allianz SE, (fixed rate to 7/07/2025, variable rate thereafter), 2.241%, 7/07/2045, (EUR)(c)	225,320

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Germany – continued
$ 865,000	Bayer U.S. Finance II LLC, 4.250%, 12/15/2025, 144A	$841,871
285,000	Bayer U.S. Finance II LLC, 4.375%, 12/15/2028, 144A	272,104
235,000	Commerzbank AG, EMTN, 4.000%, 3/23/2026, (EUR)	278,677
675,000	Daimler Finance North America LLC, 1.750%, 10/30/2019, 144A(c)	666,027
100,000	Deutsche Bank AG, EMTN, 4.500%, 5/19/2026, (EUR)	113,500
380,000	Deutsche Telekom International Finance BV, 2.820%, 1/19/2022, 144A	371,449
1,825,000	Deutsche Telekom International Finance BV, 4.375%, 6/21/2028, 144A	1,796,922
1,850,000	RWE AG, (fixed rate to 10/21/2020, variable rate thereafter), 2.750%, 4/21/2075, (EUR)	2,079,809

		6,645,679

	Hong Kong – 0.1%
355,000	AIA Group Ltd., 3.200%, 3/11/2025, 144A(c)	341,913
1,135,000	AIA Group Ltd., 3.900%, 4/06/2028, 144A	1,135,802

		1,477,715

	India – 0.1%
650,000	Greenko Dutch BV, 5.250%, 7/24/2024, 144A	582,868
1,630,000	ICICI Bank Ltd., 3.800%, 12/14/2027	1,470,330

		2,053,198

	Indonesia – 0.5%
875,000	Chandra Asri Petrochemical Tbk PT, 4.950%, 11/08/2024	758,906
35,310,000,000	Indonesia Government International Bond, 8.250%, 7/15/2021, (IDR)	2,489,257
300,000	Indonesia Government International Bond, 4.125%, 1/15/2025, 144A	295,180
735,000	Indonesia Government International Bond, 4.750%, 1/08/2026	744,624
34,000,000,000	Indonesia Government International Bond, 7.000%, 5/15/2022, (IDR)	2,300,313
3,500,000,000	Indonesia Government International Bond, 9.500%, 7/15/2023, (IDR)	256,399
781,000,000	Indonesia Government International Bond, 11.500%, 9/15/2019, (IDR)	55,694
14,000,000,000	Indonesia Treasury Bond, 8.375%, 3/15/2024, (IDR)(c)	989,151
795,000	Perusahaan Listrik Negara PT, 5.250%, 10/24/2042, 144A	718,203

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Indonesia – continued
$ 1,475,000	Perusahaan Listrik Negara PT, MTN, 4.125%, 5/15/2027	$1,364,249
545,000	Republic of Indonesia, 2.875%, 7/08/2021, 144A, (EUR)	656,280
525,000	Republic of Indonesia, 4.750%, 1/08/2026, 144A	532,649

		11,160,905

	Ireland – 0.1%
475,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.500%, 5/15/2021	476,371
1,250,000	Bank of Ireland Group PLC, 4.500%, 11/25/2023, 144A	1,222,482

		1,698,853

	Israel – 0.1%
510,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	456,692
780,000	Teva Pharmaceutical Finance Netherlands II BV, 0.375%, 7/25/2020, (EUR)	869,075

		1,325,767

	Italy – 0.8%
500,000	Assicurazioni Generali SpA, EMTN, 4.125%, 5/04/2026, (EUR)	595,933
215,000	Enel Finance International NV, 1.375%, 6/01/2026, (EUR)	238,202
1,250,000	Enel Finance International NV, 2.875%, 5/25/2022, 144A	1,177,758
485,000	Enel Finance International NV, 4.625%, 9/14/2025, 144A	465,347
210,000	Enel Finance International NV, EMTN, 1.125%, 9/16/2026, (EUR)	227,232
425,000	Intesa Sanpaolo SpA, 5.710%, 1/15/2026, 144A	389,588
530,000	Intesa Sanpaolo SpA, EMTN, 3.928%, 9/15/2026, (EUR)	606,869
3,305,000	Italy Buoni Poliennali Del Tesoro, 2.000%, 2/01/2028, (EUR)	3,621,799
4,255,000	Italy Buoni Poliennali Del Tesoro, 5.000%, 3/01/2022, (EUR)	5,443,151
3,335,000	Republic of Italy, 2.500%, 11/15/2025, (EUR)	3,867,310
1,775,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	1,535,375
430,000	UniCredit SpA, (fixed rate to 6/19/2027, variable rate thereafter), 5.861%, 6/19/2032, 144A	379,544

		18,548,108

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

		Japan – 0.1%
$ 1,165,000		Nomura Holdings, Inc., GMTN, 2.750%, 3/19/2019(c)	$1,164,002

		Korea – 0.4%
765,000		Export-Import Bank of Korea, 3.000%, 11/01/2022(c)	753,967
1,100,000		Hyundai Capital Services, Inc., 3.750%, 3/05/2023, 144A	1,085,605
1,575,000		Kia Motors Corp., 3.000%, 4/25/2023, 144A	1,513,163
630,000		Korea Development Bank (The), MTN, 4.500%, 11/22/2019, (AUD)(c)	449,896
910,000		Korea Gas Corp., 2.750%, 7/20/2022, 144A(c)	891,218
670,000		KT Corp., 2.500%, 7/18/2026, 144A(c)	606,290
1,125,000		Minera y Metalurgica del Boleo SAPI de CV, 2.875%, 5/07/2019, 144A(c)	1,123,854
1,440,000,000		Republic of Korea, Series 2209, 2.000%, 9/10/2022, (KRW)(c)	1,295,577
770,000		Shinhan Bank Co. Ltd., 3.875%, 3/24/2026, 144A(c)	743,281
140,000		SK Telecom Co. Ltd., 6.625%, 7/20/2027, 144A(c)	167,619
200,000		Woori Bank, 5.875%, 4/13/2021, 144A(c)	208,966

			8,839,436

		Mexico – 0.6%
620,000		Alfa SAB de CV, 6.875%, 3/25/2044	608,375
770,000		America Movil SAB de CV, 2.125%, 3/10/2028, (EUR)(c)	905,959
10,000,000		America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)(c)	449,069
675,000		Banco Nacional de Comercio Exterior SNC, (fixed rate to 8/11/2021, variable rate thereafter), 3.800%, 8/11/2026, 144A	644,632
1,150,000		Cemex Finance LLC, 6.000%, 4/01/2024, 144A	1,142,801
1,055,000		Cemex SAB de CV, 2.750%, 12/05/2024, 144A, (EUR)	1,125,373
800,000		Gruma SAB de CV, 4.875%, 12/01/2024(c)	802,000
10,000,000		Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)(c)	330,388
142,000	(†††)	Mexican Fixed Rate Bonds, Series M, 5.750%, 3/05/2026, (MXN)	610,372
190,229	(†††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)(c)	923,927
3,600,000		Mexico Government International Bond, 4.000%, 10/02/2023	3,583,224

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Mexico – continued
196,000	Mexico Government International Bond, 4.000%, 3/15/2115, (EUR)(c)	$196,294
1,020,000	Mexico Government International Bond, 4.125%, 1/21/2026(c)	997,050
100,000	Sigma Alimentos S.A. de CV, 2.625%, 2/07/2024, 144A, (EUR)	114,977
835,000	Sigma Alimentos S.A. de CV, 4.125%, 5/02/2026	779,690
1,010,000	Unifin Financiera SAB de CV SOFOM ENR, 7.250%, 9/27/2023	931,897

		14,146,028

	Netherlands – 0.1%
870,000	Cooperatieve Rabobank UA, 4.375%, 8/04/2025(c)	854,497
675,000	ING Bank NV, 1.650%, 8/15/2019, 144A(c)	668,597
1,105,000	Ziggo BV, 5.500%, 1/15/2027, 144A	988,975

		2,512,069

	Norway – 0.2%
17,000,000	City of Oslo, Norway, 3.550%, 2/12/2021, (NOK)(c)	2,040,684
550,000	Kommunalbanken AS, 1.750%, 9/15/2020, 144A(c)	541,646
13,760,000	Norway Government Bond, 4.500%, 5/22/2019, 144A, (NOK)(c)	1,613,197
3,815,000	Norway Government Bond, Series 475, 2.000%, 5/24/2023, 144A, (NOK)(c)	452,876

		4,648,403

	Panama – 0.0%
680,000	Banco Latinoamericano de Comercio Exterior S.A., 3.250%, 5/07/2020, 144A(c)	672,500

	Paraguay – 0.1%
800,000	Republic of Paraguay, 5.000%, 4/15/2026, 144A	808,000
572,000	Telefonica Celular del Paraguay S.A., 6.750%, 12/13/2022	576,862

		1,384,862

	Peru – 0.1%
580,000	Southern Copper Corp., 3.875%, 4/23/2025(c)	559,575
1,050,000	Transportadora de Gas del Peru S.A., 4.250%, 4/30/2028, 144A(c)	1,011,937
350,000	Union Andina de Cementos SAA, 5.875%, 10/30/2021, 144A	355,688

		1,927,200

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Poland – 0.1%
5,380,000	Republic of Poland Government Bond, Series 0726, 2.500%, 7/25/2026, (PLN)(c)	$1,422,505
	Portugal – 0.0%
400,000	EDP Finance BV, 4.125%, 1/15/2020, 144A	400,416

	Senegal – 0.0%
625,000	Republic of Senegal, 4.750%, 3/13/2028, 144A, (EUR)	658,448

	Singapore – 0.2%
785,000	BOC Aviation Ltd., 2.750%, 9/18/2022, 144A	755,294
495,000	BOC Aviation Ltd., 3.000%, 3/30/2020(c)	492,218
345,000	DBS Group Holdings Ltd., (fixed rate to 12/11/2023, variable rate thereafter), 4.520%, 12/11/2028, 144A	353,487
3,215,000	United Overseas Bank Ltd., 3.200%, 4/23/2021, 144A(c)	3,219,823

		4,820,822

	South Africa – 0.3%
930,000	MTN (Mauritius) Investments Ltd., 4.755%, 11/11/2024, 144A	843,426
500,000	Myriad International Holdings BV, 6.000%, 7/18/2020, 144A	513,280
78,915,000	South Africa Government International Bond, Series R213, 7.000%, 2/28/2031, (ZAR)(c)	4,505,491

		5,862,197

	Spain – 0.4%
400,000	Banco Santander S.A., 3.125%, 2/23/2023	378,178
100,000	Iberdrola International BV, EMTN, 0.375%, 9/15/2025, (EUR)	108,768
700,000	Naturgy Finance BV, EMTN, 1.500%, 1/29/2028, (EUR)	783,751
725,000	Spain Government International Bond, 0.750%, 7/30/2021, (EUR)(c)	850,076
430,000	Spain Government International Bond, 1.600%, 4/30/2025, 144A, (EUR)(c)	518,808
760,000	Spain Government International Bond, 4.300%, 10/31/2019, 144A, (EUR)(c)	904,556
2,565,000	Spain Government International Bond, 4.400%, 10/31/2023, 144A, (EUR)(c)	3,497,332
1,300,000	Telefonica Emisiones SAU Co., EMTN, 1.495%, 9/11/2025, (EUR)	1,490,770

		8,532,239

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Supranationals – 0.1%
$ 1,115,000	Corporacion Andina de Fomento, 4.375%, 6/15/2022(c)	$1,153,969
1,140,000	International Bank for Reconstruction & Development, 2.500%, 3/12/2020, (AUD)(c)	805,657

		1,959,626

	Sweden – 0.0%
2,450,000	Sweden Government Bond, 5.000%, 12/01/2020, (SEK)(c)	305,110

	Switzerland – 0.1%
300,000	Argentum Netherlands BV for Zurich Insurance Co. Ltd., EMTN, (fixed rate to 10/01/2026, variable rate thereafter), 3.500%, 10/01/2046, (EUR)	354,358
1,075,000	Glencore Finance Canada Ltd., 5.550%, 10/25/2042, 144A(c)	967,628
900,000	Syngenta Finance NV, EMTN, 1.250%, 9/10/2027, (EUR)	879,582

		2,201,568

	Thailand – 0.3%
1,570,000	Kasikornbank PCL, EMTN, 3.256%, 7/12/2023	1,528,115
1,010,000	Siam Commercial Bank PCL, 3.500%, 4/07/2019, 144A(c)	1,010,076
85,000,000	Thailand Government Bond, 2.125%, 12/17/2026, (THB)	2,550,676
950,000	Thaioil Treasury Center Co. Ltd., 3.625%, 1/23/2023, 144A	941,298

		6,030,165

	Trinidad – 0.0%
415,000	Trinidad Generation UnLtd., 5.250%, 11/04/2027, 144A	391,656

	Turkey – 0.2%
3,875,000	Turkey Government International Bond, 6.125%, 10/24/2028	3,623,435

	United Arab Emirates – 0.2%
1,610,000	Abu Dhabi Crude Oil Pipeline LLC, 3.650%, 11/02/2029(c)	1,526,280
1,275,000	DP World Crescent Ltd., 4.848%, 9/26/2028, 144A	1,249,347
850,000	DP World Ltd., 3.250%, 5/18/2020, 144A(c)	843,089
200,000	DP World Ltd., MTN, 3.250%, 5/18/2020	198,374

		3,817,090

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	United Kingdom – 0.4%
$ 95,000	Avon Products, Inc., 8.950%, 3/15/2043	$73,625
445,000	FCE Bank PLC, EMTN, 1.615%, 5/11/2023, (EUR)	488,103
300,000	HSBC Holdings PLC, 4.375%, 11/23/2026(c)	290,436
565,000	HSBC Holdings PLC, (fixed rate to 6/01/2021, variable rate thereafter), 6.875%(d)	580,679
295,000	HSBC Holdings PLC, EMTN, 5.750%, 12/20/2027, (GBP)(c)	430,161
635,000	Lloyds Banking Group PLC, 4.050%, 8/16/2023	627,332
400,000	Lloyds Banking Group PLC, 4.500%, 11/04/2024(c)	386,250
1,020,000	Lloyds Banking Group PLC, (fixed rate to 6/27/2024, variable rate thereafter), 7.500%(d)	984,096
1,130,000	Royal Bank of Scotland Group PLC, 6.000%, 12/19/2023(c)	1,143,676
950,000	Royal Bank of Scotland Group PLC, (fixed rate to 8/10/2020, variable rate thereafter), 7.500%(d)	943,816
350,000	Santander UK Group Holdings PLC, 4.750%, 9/15/2025, 144A(c)	329,071
250,000	Standard Chartered PLC, EMTN, 3.125%, 11/19/2024, (EUR)	294,535
500,000	United Kingdom Gilt, 1.750%, 7/22/2019, (GBP)	640,748
130,000	Virgin Media Finance PLC, 4.500%, 1/15/2025, 144A, (EUR)	146,862
115,000	Virgin Media Secured Finance PLC, 4.875%, 1/15/2027, (GBP)	137,418
1,660,000	Vodafone Group PLC, 4.375%, 5/30/2028	1,610,314

		9,107,122

	United States – 13.5%
9,890,000	AbbVie, Inc., 2.500%, 5/14/2020	9,796,135
1,745,000	AES Corp. (The), 4.875%, 5/15/2023	1,705,737
480,000	Allison Transmission, Inc., 4.750%, 10/01/2027, 144A	427,200
8,000,000	Ally Financial, Inc., 4.125%, 2/13/2022	7,770,000
745,000	Ally Financial, Inc., 5.125%, 9/30/2024	739,412
1,728,000	Ally Financial, Inc., 8.000%, 11/01/2031	1,918,080
1,595,329	American Airlines Pass Through Certificates, Series 2016-3, Class B, 3.750%, 4/15/2027	1,531,332
598,152	American Airlines Pass Through Certificates, Series 2017-2, Class B, 3.700%, 4/15/2027	578,553

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	United States – continued
$ 149,955	American Airlines Pass Through Certificates, Series 2013-1, Class A, 4.000%, 1/15/2027	$148,916
2,140,427	American Airlines Pass Through Certificates, Series 2016-1, Class B, 5.250%, 7/15/2025	2,203,342
487,013	American Airlines Pass Through Certificates, Series 2017-1B, Class B, 4.950%, 8/15/2026	485,659
6,190,000	Anadarko Petroleum Corp., 3.450%, 7/15/2024	5,871,477
300,000	Anadarko Petroleum Corp., 4.500%, 7/15/2044	254,220
400,000	Antero Resources Corp., 5.125%, 12/01/2022	376,000
175,000	Antero Resources Corp., 5.375%, 11/01/2021	168,875
3,060,000	Antero Resources Corp., 5.625%, 6/01/2023	2,907,000
260,000	Aptiv PLC, 1.600%, 9/15/2028, (EUR)	269,930
1,510,000	AT&T, Inc., 3.400%, 5/15/2025	1,421,896
3,960,000	AT&T, Inc., 4.300%, 2/15/2030	3,742,143
570,000	AT&T, Inc., 4.500%, 3/09/2048	487,753
625,000	AT&T, Inc., 4.550%, 3/09/2049	537,997
925,000	Aviation Capital Group LLC, 6.750%, 4/06/2021, 144A	981,631
200,000	Bank of America Corp., 5.490%, 3/15/2019	200,908
2,700,000	Bank of America Corp., 6.110%, 1/29/2037	2,967,399
115,000	Bank of America Corp., MTN, 4.250%, 10/22/2026	111,849
3,000	Beazer Homes USA, Inc., 7.250%, 2/01/2023	2,790
585,000	BP Capital Markets America, Inc., 3.216%, 11/28/2023	576,558
71,000	California Resources Corp., 5.500%, 9/15/2021	50,999
10,000	California Resources Corp., 6.000%, 11/15/2024	6,100
2,225,000	California Resources Corp., 8.000%, 12/15/2022, 144A	1,507,437
60,000	CenturyLink, Inc., 5.625%, 4/01/2025	52,800
55,000	CenturyLink, Inc., Series G, 6.875%, 1/15/2028	48,400
880,000	CenturyLink, Inc., Series S, 6.450%, 6/15/2021	877,800
34,000	Chemours Co. (The), 6.625%, 5/15/2023	34,340

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	United States – continued
$ 3,210,000	Chesapeake Energy Corp., 4.875%, 4/15/2022	$2,800,725
315,000	Chesapeake Energy Corp., 5.750%, 3/15/2023	271,688
495,000	Chesapeake Energy Corp., 6.125%, 2/15/2021	465,300
190,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	183,825
95,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	92,150
4,700,000	Chesapeake Energy Corp., 8.000%, 6/15/2027	3,948,000
780,000	Chevron Corp., 2.419%, 11/17/2020(c)	772,822
1,635,000	Cimarex Energy Co., 4.375%, 6/01/2024	1,625,897
445,000	Cincinnati Bell, Inc., 7.000%, 7/15/2024, 144A	367,125
420,000	Cincinnati Bell, Inc., 8.000%, 10/15/2025, 144A	346,500
500,000	Citizens Financial Group, Inc., 4.300%, 12/03/2025	493,447
2,913,000	Clear Channel Worldwide Holdings, Inc., Series B, 7.625%, 3/15/2020	2,840,175
390,000	Consolidated Communications, Inc., 6.500%, 10/01/2022	343,200
265,000	Constellation Brands, Inc., 4.750%, 11/15/2024	274,550
485,000	Continental Resources, Inc., 3.800%, 6/01/2024	459,135
640,000	Continental Resources, Inc., 4.500%, 4/15/2023	629,873
92,000	Continental Resources, Inc., 5.000%, 9/15/2022	91,347
375,000	Cox Communications, Inc., 4.800%, 2/01/2035, 144A	341,895
395,000	CSC Holdings LLC, 5.375%, 2/01/2028, 144A	363,274
155,000	Cummins, Inc., 5.650%, 3/01/2098	164,478
475,000	Dell International LLC/EMC Corp., 6.020%, 6/15/2026, 144A	477,148
113,552	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	123,555
1,200,000	Devon Energy Corp., 3.250%, 5/15/2022	1,169,340
50,000	Dillard’s, Inc., 7.000%, 12/01/2028	50,913
8,000	Dillard’s, Inc., 7.750%, 7/15/2026	8,369
1,680,000	DISH DBS Corp., 5.000%, 3/15/2023	1,398,600

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	United States – continued
$ 1,495,000	DISH DBS Corp., 5.875%, 11/15/2024	$1,203,475
310,000	DR Horton, Inc., 4.375%, 9/15/2022	313,598
340,000	Enable Midstream Partners LP, 5.000%, 5/15/2044	279,446
235,000	Enbridge Energy Partners LP, 7.375%, 10/15/2045	291,069
1,075,000	Energy Transfer Partners LP/Regency Energy Finance Corp., 5.000%, 10/01/2022	1,097,080
600,000	EnLink Midstream Partners LP, 4.150%, 6/01/2025	540,922
1,310,000	Federal National Mortgage Association, Series 2017-M14, Class A2, 2.876%, 11/25/2027(c)(e)	1,270,698
410,000	FedEx Corp., 1.000%, 1/11/2023, (EUR)	474,455
70,000	Foot Locker, Inc., 8.500%, 1/15/2022	75,600
40,000	Ford Motor Co., 4.346%, 12/08/2026	35,632
685,000	Ford Motor Co., 5.291%, 12/08/2046	562,372
25,000	Ford Motor Co., 6.375%, 2/01/2029	24,982
50,000	Ford Motor Co., 6.625%, 2/15/2028	49,824
2,105,000	Ford Motor Co., 6.625%, 10/01/2028	2,125,866
5,000	Ford Motor Co., 7.500%, 8/01/2026	5,410
5,000,000	Ford Motor Credit Co. LLC, 2.459%, 3/27/2020	4,894,666
770,000	Ford Motor Credit Co. LLC, 3.470%, 4/05/2021	748,377
1,600,000	Ford Motor Credit Co. LLC, 3.588%, 6/02/2020, (AUD)(c)	1,130,870
865,000	Frontier Communications Corp., 6.875%, 1/15/2025	438,988
560,000	Frontier Communications Corp., 11.000%, 9/15/2025	348,572
131,000	Gates Global LLC/Gates Global Co., 6.000%, 7/15/2022, 144A	128,380
50,000	General Electric Co., GMTN, 3.100%, 1/09/2023	46,655
740,000	General Electric Co., Series D, (fixed rate to 1/21/2021, variable rate thereafter), 5.000%(c)(d)	566,100
310,000	General Motors Co., 5.200%, 4/01/2045	256,914
240,000	General Motors Financial Co., Inc., 3.450%, 4/10/2022	232,095
925,000	General Motors Financial Co., Inc., 5.250%, 3/01/2026	905,115

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	United States – continued
100,000	General Motors Financial Co., Inc., EMTN, 0.955%, 9/07/2023, (EUR)	$109,768
3,435,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	4,311,761
105,000	Georgia-Pacific LLC, 7.375%, 12/01/2025	126,615
180,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	240,671
315,000	Georgia-Pacific LLC, 8.875%, 5/15/2031	460,732
905,000	Global Atlantic Fin Co., 8.625%, 4/15/2021, 144A	998,175
2,295,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	2,591,706
1,935,000	Goodyear Tire & Rubber Co. (The), 4.875%, 3/15/2027	1,697,962
165,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	160,875
2,447	GS Mortgage Securities Trust, Series 2007-GG10, Class AM, 5.780%, 8/10/2045(e)	2,479
1,000,000	HCA Healthcare, Inc., 6.250%, 2/15/2021	1,022,500
20,000	HCA, Inc., 4.750%, 5/01/2023	19,700
6,670,000	HCA, Inc., 5.375%, 9/01/2026	6,486,575
225,000	HCA, Inc., 7.050%, 12/01/2027	234,563
820,000	HCA, Inc., 7.500%, 11/06/2033	861,000
395,000	HCA, Inc., 8.360%, 4/15/2024	434,500
195,000	HCA, Inc., MTN, 7.580%, 9/15/2025	206,700
75,000	HCA, Inc., MTN, 7.750%, 7/15/2036	77,813
855,000	Hecla Mining Co., 6.875%, 5/01/2021	837,900
490,000	Hewlett Packard Enterprise Co., 6.350%, 10/15/2045	457,383
310,000	Hexion, Inc., 7.875%, 2/15/2023(f)(g)	170,500
485,000	Huntington Ingalls Industries, Inc., 5.000%, 11/15/2025, 144A	492,736
1,585,000	Hyundai Capital America, 2.750%, 9/27/2026, 144A(c)	1,382,865
450,000	International Lease Finance Corp., 4.625%, 4/15/2021	454,290
1,250,000	International Lease Finance Corp., 6.250%, 5/15/2019	1,261,058
745,000	INVISTA Finance LLC, 4.250%, 10/15/2019, 144A	739,482

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

		United States – continued
$ 1,685,000		iStar, Inc., 5.000%, 7/01/2019	$1,679,734
48,000		J.C. Penney Corp., Inc., 6.375%, 10/15/2036	15,120
5,000		J.C. Penney Corp., Inc., 7.625%, 3/01/2097	1,625
1,070,000		Jefferies Group LLC, 6.250%, 1/15/2036	1,072,885
7,760,000		Jeld-Wen, Inc., 4.625%, 12/15/2025, 144A	6,790,000
15,000		K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021	12,000
1,665,000		KB Home, 8.000%, 3/15/2020	1,719,112
330,000		Level 3 Financing, Inc., 5.125%, 5/01/2023	318,450
760,000		Level 3 Financing, Inc., 5.375%, 5/01/2025	712,500
140,000		Level 3 Parent LLC, 5.750%, 12/01/2022	137,550
3,000		Macy’s Retail Holdings, Inc., 4.500%, 12/15/2034	2,400
44,000		Masco Corp., 6.500%, 8/15/2032	48,640
403,000		Masco Corp., 7.750%, 8/01/2029	480,255
254,000		Micron Technology, Inc., 5.500%, 2/01/2025	248,603
1,430,000		Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/2022, 144A	1,301,300
220,000		Morgan Stanley, 2.500%, 1/24/2019	219,910
450,000		Morgan Stanley, 3.950%, 4/23/2027	424,257
725,000		Morgan Stanley, 5.750%, 1/25/2021	755,922
3,150,000		Morgan Stanley, MTN, 4.100%, 5/22/2023	3,154,550
600,000		Morgan Stanley, MTN, 6.250%, 8/09/2026	664,392
25,000		MPLX LP, 4.500%, 7/15/2023	25,250
95,000		MPLX LP, 4.875%, 6/01/2025	95,870
3,890,000		Nationstar Mortgage Holdings, Inc., 9.125%, 7/15/2026, 144A	3,783,025
3,000,000		Navient Corp., 5.000%, 10/26/2020	2,872,500
95,000		Navient Corp., 5.875%, 10/25/2024	79,325
1,600	(††††)	Navient Corp., 6.000%, 12/15/2043	26,293

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	United States – continued
$ 935,000	Navient Corp., 6.750%, 6/15/2026	$776,050
750,000	Navient Corp., MTN, 6.125%, 3/25/2024	643,125
915,000	Navient LLC, 5.500%, 1/25/2023	800,625
415,000	Navient LLC, MTN, 7.250%, 1/25/2022	400,475
3,418,000	Navient LLC, Series A, MTN, 5.625%, 8/01/2033	2,255,880
4,583,000	New Albertsons LP, 7.450%, 8/01/2029	3,666,400
525,000	New Albertsons LP, 7.750%, 6/15/2026	429,230
5,540,000	New Albertsons LP, 8.000%, 5/01/2031	4,508,674
2,150,000	New Albertsons LP, 8.700%, 5/01/2030	1,806,000
1,309,000	New Albertsons LP, Series C, MTN, 6.625%, 6/01/2028	968,660
365,000	Newell Brands, Inc., 4.000%, 12/01/2024	359,583
65,000	Newfield Exploration Co., 5.625%, 7/01/2024	65,813
900,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.125%, 3/01/2025	774,000
405,000	NGL Energy Partners LP/NGL Energy Finance Corp., 7.500%, 11/01/2023	388,800
20,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	22,800
540,000	Nissan Motor Acceptance Corp., 2.000%, 3/08/2019, 144A(c)	539,071
1,765,000	Nissan Motor Acceptance Corp., 3.650%, 9/21/2021, 144A	1,756,543
120,000	Oasis Petroleum, Inc., 6.875%, 1/15/2023	110,850
2,275,000	Oceaneering International, Inc., 4.650%, 11/15/2024	1,785,852
420,000	Old Republic International Corp., 4.875%, 10/01/2024	436,568
3,693,000	ONEOK Partners LP, 4.900%, 3/15/2025	3,741,586
25,000	ONEOK Partners LP, 6.200%, 9/15/2043	26,797
55,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.250%, 2/15/2022	54,725
140,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.875%, 3/15/2025	137,550
310,000	Owens Corning, 7.000%, 12/01/2036	342,848
2,965,000	Owens-Brockway Glass Container, Inc., 5.375%, 1/15/2025, 144A	2,816,750

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	United States – continued
585,000	Prologis LP, 2.250%, 6/30/2029, (GBP)	$698,919
540,000	PulteGroup, Inc., 6.000%, 2/15/2035	467,100
785,000	PulteGroup, Inc., 6.375%, 5/15/2033	716,312
220,000	PulteGroup, Inc., 7.875%, 6/15/2032	227,700
285,000	QEP Resources, Inc., 5.250%, 5/01/2023	252,225
210,000	QEP Resources, Inc., 5.375%, 10/01/2022	191,100
135,000	Quicken Loans, Inc., 5.250%, 1/15/2028, 144A	119,475
120,000	Quicken Loans, Inc., 5.750%, 5/01/2025, 144A	112,200
575,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	482,212
15,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	12,225
453,000	Qwest Corp., 6.875%, 9/15/2033	404,684
115,000	Qwest Corp., 7.250%, 9/15/2025	118,402
540,000	Radian Group, Inc., 4.500%, 10/01/2024	489,375
230,000	Range Resources Corp., 4.875%, 5/15/2025	188,600
850,000	Range Resources Corp., 5.000%, 8/15/2022	760,750
220,000	Range Resources Corp., 5.000%, 3/15/2023	193,600
970,000	Santander Holdings USA, Inc., 2.650%, 4/17/2020(c)	957,450
25,000	Sealed Air Corp., 4.875%, 12/01/2022, 144A	24,750
640,000	Sealed Air Corp., 5.500%, 9/15/2025, 144A	632,000
420,000	ServiceMaster Co. LLC (The), 7.450%, 8/15/2027	428,400
140,000	Silgan Holdings, Inc., 3.250%, 3/15/2025, (EUR)	159,795
2,495,000	Springleaf Finance Corp., 5.250%, 12/15/2019	2,500,938
1,170,000	Springleaf Finance Corp., 5.625%, 3/15/2023	1,079,325
860,000	Springleaf Finance Corp., 6.875%, 3/15/2025	769,700
2,310,000	Springleaf Finance Corp., 7.125%, 3/15/2026	2,061,675
330,000	Springleaf Finance Corp., 7.750%, 10/01/2021	331,238

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	United States – continued
$ 130,000	Springleaf Finance Corp., 8.250%, 10/01/2023	$133,575
2,349,000	Sprint Capital Corp., 6.875%, 11/15/2028	2,219,805
2,240,000	Sprint Capital Corp., 8.750%, 3/15/2032	2,363,200
1,720,000	Sprint Communications, Inc., 6.000%, 11/15/2022	1,687,888
120,000	Sprint Corp., 7.125%, 6/15/2024	118,841
2,840,000	Sprint Corp., 7.875%, 9/15/2023	2,914,550
1,365,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.750%, 3/15/2024	1,385,475
950,000	Tenet Healthcare Corp., 5.125%, 5/01/2025	885,875
100,000	Tenet Healthcare Corp., 6.750%, 6/15/2023	93,875
1,405,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	1,180,200
820,000	Textron, Inc., 5.950%, 9/21/2021	865,058
90,000	Time Warner Cable LLC, 4.500%, 9/15/2042	72,351
85,000	Time Warner Cable LLC, 5.500%, 9/01/2041	77,459
1,680,000	Transcontinental Gas Pipe Line Co. LLC, 7.850%, 2/01/2026	2,030,929
171,000	TransDigm, Inc., 6.500%, 7/15/2024	166,298
185,000	TransDigm, Inc., 6.500%, 5/15/2025	176,675
6,665,000	TRI Pointe Group, Inc., 4.875%, 7/01/2021	6,365,075
90,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 4.375%, 6/15/2019	89,325
5,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/2024	4,463
656,000	TRU Taj LLC/TRU Taj Finance, Inc., 11.000%, 1/22/2019, 144A	658,467
4,380,000	U.S. Treasury Bond, 3.000%, 8/15/2048	4,359,298
12,878,080	U.S. Treasury Inflation Indexed Note, 0.625%, 4/15/2023(c)(h)	12,664,116
9,467,197	U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2022(c)(h)	9,158,280
4,083,273	U.S. Treasury Inflation Indexed Note, 0.375%, 7/15/2027(c)(h)	3,873,633
5,285,000	U.S. Treasury Note, 1.750%, 11/30/2021(c)	5,178,474
6,555,000	U.S. Treasury Note, 2.750%, 5/31/2023(c)	6,626,439

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	United States – continued
$ 15,150,000	U.S. Treasury Note, 2.750%, 2/28/2025(c)	$15,303,275
12,650,000	U.S. Treasury Note, 2.875%, 10/15/2021	12,783,418
9,515,000	U.S. Treasury Note, 2.875%, 5/15/2028(c)	9,661,070
466,319	United Airlines Pass Through Trust, Series 2016-2, Class B, 3.650%, 4/07/2027	445,587
2,940,000	United Rentals North America, Inc., 5.500%, 7/15/2025	2,770,950
2,635,000	United Rentals North America, Inc., 5.750%, 11/15/2024	2,536,187
460,000	United Rentals North America, Inc., 6.500%, 12/15/2026	453,100
1,940,000	United States Steel Corp., 6.650%, 6/01/2037	1,459,850
91,703	US Airways Pass Through Trust, Series 2012-1A, Class A, 5.900%, 4/01/2026	97,823
49,163	US Airways Pass Through Trust, Series 2012-1B, Class B, 8.000%, 4/01/2021(i)	50,757
346,280	US Airways Pass Through Trust, Series 2012-2A, Class A, 4.625%, 12/03/2026	358,700
25,000	Viacom, Inc., 4.375%, 3/15/2043	19,739
395,000	Viacom, Inc., 5.250%, 4/01/2044	357,439
145,000	Viacom, Inc., 5.850%, 9/01/2043	142,219
1,150,000	Walmart, Inc., 3.700%, 6/26/2028	1,167,173
60,000	Weyerhaeuser Co., 6.950%, 10/01/2027	70,325
315,000	Weyerhaeuser Co., 7.375%, 3/15/2032	385,194
525,000	Whiting Petroleum Corp., 5.750%, 3/15/2021	498,750
195,000	Whiting Petroleum Corp., 6.250%, 4/01/2023	177,704
3,052,000	Windstream Services LLC/Windstream Finance Corp., 9.000%, 6/30/2025, 144A	2,067,730
65,000	Windstream Services LLC/Windstream Finance Corp., 10.500%, 6/30/2024, 144A	49,400

		301,594,356

	Total Non-Convertible Bonds (Identified Cost $602,902,548)	586,774,979

Convertible Bonds – 0.5%

	United States – 0.5%
1,450,000	Booking Holdings, Inc., 0.900%, 9/15/2021	1,600,129

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Convertible Bonds – continued

	United States – continued
$ 105,000	CalAmp Corp., 1.625%, 5/15/2020	$99,352
60,000	Chesapeake Energy Corp., 5.500%, 9/15/2026	48,292
545,000	DISH Network Corp., 2.375%, 3/15/2024	433,910
2,290,000	DISH Network Corp., 3.375%, 8/15/2026	1,849,212
290,000	Evolent Health, Inc., 2.000%, 12/01/2021	321,573
1,855,000	iStar, Inc., 3.125%, 9/15/2022	1,671,429
855,000	KB Home, 1.375%, 2/01/2019	849,654
2,020,000	Nuance Communications, Inc., 1.000%, 12/15/2035	1,736,897
240,000	Nuance Communications, Inc., 1.250%, 4/01/2025	210,418
10,000	Nuance Communications, Inc., 1.500%, 11/01/2035	9,361
1,660,000	Rovi Corp., 0.500%, 3/01/2020	1,556,433
380,000	SM Energy Co., 1.500%, 7/01/2021	353,215
825,000	Western Digital Corp., 1.500%, 2/01/2024, 144A	668,581

	Total Convertible Bonds (Identified Cost $12,119,121)	11,408,456

Municipals – 0.0%

	United States – 0.0%
155,000	State of Illinois, 5.100%, 6/01/2033	147,782
130,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	122,677

	Total Municipals (Identified Cost $254,202)	270,459

	Total Bonds and Notes (Identified Cost $615,275,871)	598,453,894

Shares
Preferred Stocks – 0.1%

	United States – 0.1%
460	Chesapeake Energy Corp., 5.000%	23,865
40	Chesapeake Energy Corp., 5.750%(i)	17,100
736	Chesapeake Energy Corp., 5.750%	379,667

Shares	Description	Value (†)
Preferred Stocks – continued

	United States – continued
84	Chesapeake Energy Corp., Series A, 5.750% 144A(i)	$35,910
38,269	El Paso Energy Capital Trust I, 4.750%	1,597,730

	Total Preferred Stocks (Identified Cost $2,255,025)	2,054,272

Principal Amount (‡)
Short-Term Investments – 8.7%
$ 3,707,000	Ford Motor Credit Co. LLC, 4.331%, 12/02/2019(l)	3,571,685
54,303,491	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2018 at 1.500% to be repurchased at $54,308,017 on 1/02/2019 collateralized by $5,655,00 U.S. Treasury Bond, 2.750% due 8/15/2042 valued at $5,453,467; $52,210,000 U.S. Treasury Bond, 2.750% due 11/15/2042 valued at $49,939,283 including accrued interest(k)	54,303,491
35,000,000	U.S. Treasury Bills, 2.160%-2.200%, 4/25/2019(l)(m)	34,735,647
7,000,000	U.S. Treasury Bills, 2.310%, 2/14/2019(l)	6,979,975
5,000,000	U.S. Treasury Bills, 2.330%, 3/28/2019(l)	4,972,006
60,500,000	U.S. Treasury Bills, 2.460%, 5/30/2019(l)	59,896,538
29,535,000	U.S. Treasury Bills, 2.536%, 8/15/2019(l)	29,070,516

	Total Short-Term Investments (Identified Cost $193,528,506)	193,529,858

	Total Investments – 98.6% (Identified Cost $2,018,285,350)	2,194,234,442
	Other assets less liabilities – 1.4%	31,759,824

	Net Assets – 100.0%	$2,225,994,266

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market.

In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

As of December 31, 2018, securities held by the Fund were fair valued as follows:

Equity securities[1]	Percentage of Net Assets	Securities classified as fair valued	Percentage of Net Assets
$382,901,958	17.2%	$170,500	Less than 0.1%

1

Certain foreign equity securities were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(††)	Amount shown represents units. One unit represents a principal amount of 1,000.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(††††)	Amount shown represents units. One unit represents a principal amount of 25.
(a)	Non-income producing security.
(b)	Securities subject to restriction on resale. At December 31, 2018, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost	Value	% of Net Assets
Dex Media, Inc.	August 12, 2016	$3,266	$6,734	Less than 0.1%

(c)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(d)	Perpetual bond with no specified maturity date.
(e)

Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of December 31, 2018 is disclosed.

(f)	Illiquid security.
(g)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At December 31, 2018, the value of these securities amounted to $170,500 or less than 0.1% of net assets.
(h)	Treasury Inflation Protected Security (TIPS).
(i)	Level 3 security. Value has been determined using significant unobservable inputs.
(k)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2018, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(l)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(m)

The Fund’s investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

144A

All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, the value of Rule 144A holdings amounted to $109,213,589 or 4.9% of net assets.

ADR

An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
PLN	Polish Zloty
SEK	Swedish Krona
THB	Thai Baht
ZAR	South African Rand

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At December 31, 2018, the Fund had the following open forward foreign currency contracts:

Counterparty	Delivery Date	Currency Bought/ Sold (B/S)	Units of Currency		In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America, N.A.	1/09/2019	ARS	B	22,765,000	$517,386	$599,414	$82,028
Bank of America, N.A.	1/09/2019	ARS	S	22,765,000	534,390	599,414	(65,024)
Bank of America, N.A.	3/06/2019	BRL	S	24,270,000	6,197,967	6,233,546	(35,579)
Credit Suisse International	3/20/2019	CAD	S	47,640,000	35,744,485	34,958,670	785,815
Credit Suisse International	3/20/2019	COP	S	2,593,255,000	809,381	795,627	13,754
Credit Suisse International	3/20/2019	GBP	B	5,230,000	6,651,917	6,690,986	39,069
Credit Suisse International	3/20/2019	IDR	S	48,690,115,000	3,301,473	3,357,785	(56,312)
Credit Suisse International	3/20/2019	JPY	B	7,275,500,000	64,692,273	66,766,033	2,073,760
Goldman Sachs & Co.	3/20/2019	MXN	B	66,055,000	3,173,708	3,321,443	147,735
HSBC Bank USA	3/20/2019	AUD	B	905,000	653,781	638,274	(15,507)
Morgan Stanley Capital Services, Inc.	3/20/2019	EUR	B	46,720,000	53,379,469	53,874,963	495,494
UBS AG	3/20/2019	NOK	S	4,200,000	496,303	487,395	8,908
UBS AG	3/20/2019	SEK	B	7,350,000	820,117	834,408	14,291
UBS AG	3/20/2019	THB	S	83,000,000	2,540,643	2,554,357	(13,714)
UBS AG	3/20/2019	ZAR	S	16,010,000	1,125,131	1,102,603	22,528

Total							$3,497,246

At December 31, 2018, the Fund had the following open forward cross currency contracts:

Counterparty	Settlement Date	Deliver/Units of Currency		Receive/Units of Currency		Notional Value	Unrealized Appreciation (Depreciation)
Credit Suisse International	3/20/2019	NOK	14,180,000	EUR	1,463,432	$1,687,550	$42,012

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2018, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Common Stocks
France	$—	$32,494,225	$—		$32,494,225
Hong Kong	—	62,071,806	—		62,071,806
India	—	22,248,574	—		22,248,574
Japan	—	18,863,452	—		18,863,452
Sweden	—	37,917,682	—		37,917,682
Switzerland	—	107,585,671	—		107,585,671
United Kingdom	—	101,720,548	—		101,720,548
United States	931,099,023	6,734	—		931,105,757
All Other Common Stocks*	86,188,703	—	—		86,188,703

Total Common Stocks	1,017,287,726	382,908,692	—		1,400,196,418

Bonds and Notes
Non-Convertible Bonds
United States	26,293	301,517,306	50,757	(a)	301,594,356
All Other Non-Convertible Bonds*	—	285,180,623	—		285,180,623

Total Non-Convertible Bonds	26,293	586,697,929	50,757		586,774,979

Convertible Bonds*	—	11,408,456	—		11,408,456
Municipals*	—	270,459	—		270,459

Total Bonds and Notes	26,293	598,376,844	50,757		598,453,894

Preferred Stocks*	1,597,730	403,532	53,010	(a)	2,054,272

Short-Term Investments	—	193,529,858	—		193,529,858

Total Investments	1,018,911,749	1,175,218,926	103,767		2,194,234,442

Forward Foreign Currency Contracts (unrealized appreciation)	—	3,725,394	—		3,725,394

Total	$1,018,911,749	$1,178,944,320	$103,767		$2,197,959,836

Liability Valuation Inputs

Descriptions	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(186,136)	$—	$(186,136)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Valued using broker-dealer bid prices.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2018 and/or December 31, 2018:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2018	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2018	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2018
Bonds and Notes
Non-Convertible Bonds
United States	$124,748	$—	$—	$(534)	$—	$(894)	$52,185	$(124,748)	$50,757	$(534)
Preferred Stocks
United States	—	—	—	(21,244)	—	—	74,254	—	53,010	(21,244)

Total	$124,748	$—	$—	$(21,778)	$—	$(894)	$126,439	$(124,748)	$103,767	$(21,778)

A debt security valued at $52,185 was transferred from Level 2 to Level 3 during the period ended December 31, 2018. At September 30, 2018, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At December 31, 2018, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security.

A debt security valued at $124,748 was transferred from Level 3 to Level 2 during the period ended December 31, 2018. At September 30, 2018, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security. At December 31, 2018, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

Preferred stocks valued at $74,254 were transferred from Level 2 to Level 3 during the period ended December 31, 2018. At September 30, 2018, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At December 31, 2018, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the securities.

All transfers are recognized as of the beginning of the reporting period.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include forward foreign currency contracts.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. During the period ended December 31, 2018, the Fund engaged in forward foreign currency transactions for hedging purposes and to gain exposure to foreign currencies.

The following is a summary of derivative instruments for the Fund, as of December 31, 2018:

Assets	Unrealized appreciation on forward foreign currency contracts
Over-the-counter asset derivatives
Foreign exchange contracts	$3,725,394

Liabilities	Unrealized depreciation on forward foreign currency contracts
Over-the-counter liability derivatives
Foreign exchange contracts	$(186,136)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of the Fund declines beyond a certain threshold. As of December 31, 2018, the fair value of derivative positions subject to these provisions that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty:	Derivatives	Collateral Pledged
Bank of America, N.A	$(18,575)	$—
HSBC Bank USA	(15,507)	—

Timing differences may exist between when contracts under the ISDA agreement are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of December 31, 2018:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$3,725,394	$1,038,340

These amounts include cash received as collateral of $2,535,000.

Industry Summary at December 31, 2018 (Unaudited)

Treasuries	9.1%
Capital Markets	6.0
Internet & Direct Marketing Retail	5.3
Insurance	4.8
Interactive Media & Services	4.5
Chemicals	4.2
IT Services	4.0
Aerospace & Defense	4.0
Food Products	3.7
Industrial Conglomerates	2.9
Banks	2.7
Machinery	2.7
Health Care Equipment & Supplies	2.7
Hotels, Restaurants & Leisure	2.5
Health Care Providers & Services	2.3
Banking	2.3
Software	2.2
Other Investments, less than 2% each	24.0
Short-Term Investments	8.7

Total Investments	98.6
Other assets less liabilities (including forward foreign currency contracts)	1.4

Net Assets	100.0%

Currency Exposure Summary at December 31, 2018 (Unaudited)

United States Dollar	73.2%
Swiss Franc	4.8
British Pound	4.7
Euro	4.2
Canadian Dollar	3.7
Hong Kong Dollar	2.8
Other, less than 2% each	5.2

Total Investments	98.6
Other assets less liabilities (including forward foreign currency contracts)	1.4

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2018 (Unaudited)

Loomis Sayles Growth Fund

Shares	Description	Value (†)
Common Stocks – 97.6% of Net Assets

	Air Freight & Logistics – 4.1%
3,229,116	Expeditors International of Washington, Inc.	$219,870,508
745,999	United Parcel Service, Inc., Class B	72,757,283

		292,627,791

	Beverages – 6.1%
4,300,948	Coca-Cola Co. (The)	203,649,888
4,797,373	Monster Beverage Corp.(a)	236,126,699

		439,776,587

	Biotechnology – 5.6%
744,932	Amgen, Inc.	145,015,912
692,098	Regeneron Pharmaceuticals, Inc.(a)	258,498,603

		403,514,515

	Capital Markets – 3.9%
642,382	FactSet Research Systems, Inc.	128,559,910
3,341,817	SEI Investments Co.	154,391,945

		282,951,855

	Communications Equipment – 2.9%
4,890,575	Cisco Systems, Inc.	211,908,615

	Consumer Finance – 1.2%
877,878	American Express Co.	83,679,331

	Energy Equipment & Services – 1.6%
3,278,194	Schlumberger Ltd.	118,277,240

	Food Products – 2.9%
14,706,514	Danone S.A., Sponsored ADR	205,597,066

	Health Care Equipment & Supplies – 1.8%
1,160,939	Varian Medical Systems, Inc.(a)	131,545,998

	Health Care Technology – 2.2%
2,947,586	Cerner Corp.(a)	154,571,410

	Hotels, Restaurants & Leisure – 6.6%
3,602,159	Starbucks Corp.	231,979,040
2,835,489	Yum China Holdings, Inc.	95,073,946
1,575,871	Yum! Brands, Inc.	144,854,062

		471,907,048

	Household Products – 5.1%
2,331,395	Colgate-Palmolive Co.	138,764,630
2,461,925	Procter & Gamble Co. (The)	226,300,146

		365,064,776

	Interactive Media & Services – 10.4%
194,559	Alphabet, Inc., Class A(a)	203,306,373
194,290	Alphabet, Inc., Class C(a)	201,208,667
2,647,607	Facebook, Inc., Class A(a)	347,074,801

		751,589,841

Shares	Description	Value (†)
Common Stocks – continued

	Internet & Direct Marketing Retail – 11.3%
2,494,077	Alibaba Group Holding Ltd., Sponsored ADR(a)	$341,863,134
313,743	Amazon.com, Inc.(a)	471,232,574

		813,095,708

	IT Services – 7.4%
553,932	Automatic Data Processing, Inc.	72,631,564
3,478,690	Visa, Inc., Class A	458,978,358

		531,609,922

	Machinery – 2.9%
1,391,585	Deere & Co.	207,582,734

	Pharmaceuticals – 6.2%
1,297,595	Merck & Co., Inc.	99,149,234
1,574,402	Novartis AG, Sponsored ADR	135,099,436
4,637,101	Novo Nordisk AS, Sponsored ADR	213,631,243

		447,879,913

	Semiconductors & Semiconductor Equipment – 2.9%
3,669,890	QUALCOMM, Inc.	208,853,440

	Software – 12.5%
2,284,271	Autodesk, Inc.(a)	293,780,093
2,477,932	Microsoft Corp.	251,683,553
7,893,517	Oracle Corp.	356,392,293

		901,855,939

	Total Common Stocks (Identified Cost $5,791,339,217)	7,023,889,729

Principal Amount
Short-Term Investments – 2.2%
$ 162,897,009	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2018 at 1.500% to be repurchased at $162,910,583 on 1/02/2019 collateralized by $121,385,000 U.S. Treasury Inflation Indexed Bond, 2.125% due 2/15/2041 valued at $166,159,557 including accrued interest(b) (Identified Cost $162,897,009)	162,897,009

	Total Investments – 99.8% (Identified Cost $5,954,236,226)	7,186,786,738
	Other assets less liabilities – 0.2%	10,942,581

	Net Assets – 100.0%	$7,197,729,319

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2018, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR

An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2018, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$7,023,889,729	$—	$—	$7,023,889,729
Short-Term Investments	—	162,897,009	—	162,897,009

Total	$7,023,889,729	$162,897,009	$—	$7,186,786,738

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended December 31, 2018, there were no transfers among Levels 1, 2 and 3.

Industry Summary at December 31, 2018 (Unaudited)

Software	12.5%
Internet & Direct Marketing Retail	11.3
Interactive Media & Services	10.4
IT Services	7.4
Hotels, Restaurants & Leisure	6.6
Pharmaceuticals	6.2
Beverages	6.1
Biotechnology	5.6
Household Products	5.1
Air Freight & Logistics	4.1
Capital Markets	3.9
Communications Equipment	2.9
Semiconductors & Semiconductor Equipment	2.9
Machinery	2.9
Food Products	2.9
Health Care Technology	2.2
Other Investments, less than 2% each	4.6
Short-Term Investments	2.2

Total Investments	99.8
Other assets less liabilities	0.2

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2018 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund

Principal Amount	Description	Value (†)
Bonds and Notes – 82.8% of Net Assets

	ABS Car Loan – 1.6%
$1,550,000	Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A, 2.990%, 6/20/2022, 144A	$1,540,563
528,390	Credit Acceptance Auto Loan Trust, Series 2016-2A, Class A, 2.420%, 11/15/2023, 144A	527,703
2,250,986	Credit Acceptance Auto Loan Trust, Series 2016-3A, Class A, 2.150%, 4/15/2024, 144A	2,240,629
1,874,472	First Investors Auto Owner Trust, Series 2018-2A, Class A1, 3.230%, 12/15/2022, 144A	1,876,583
875,405	Flagship Credit Auto Trust, Series 2016-4, Class A2, 1.960%, 2/16/2021, 144A	873,788
2,090,000	Foursight Capital Automobile Receivables Trust, Series 2018-2, Class A3, 3.640%, 5/15/2023, 144A	2,105,512
725,000	NextGear Floorplan Master Owner Trust, Series 2016-1A, Class A2, 2.740%, 4/15/2021, 144A	724,161
1,495,000	NextGear Floorplan Master Owner Trust, Series 2017-1A, Class A2, 2.540%, 4/18/2022, 144A	1,484,988
685,000	NextGear Floorplan Master Owner Trust, Series 2017-2A, Class A2, 2.560%, 10/17/2022, 144A	678,643

		12,052,570

	ABS Home Equity – 0.3%
948,929	CoreVest American Finance Trust, Series 2017-1, Class A, 2.968%, 10/15/2049, 144A	930,079
975,304	Towd Point Mortgage Trust, Series 2015-2, Class 1A12, 2.750%, 11/25/2060, 144A(a)	959,777

		1,889,856

	ABS Other – 0.9%
1,112,550	Diamond Resorts Owner Trust, Series 2018-1, Class A, 3.700%, 1/21/2031, 144A	1,121,552
825,000	Navistar Financial Dealer Note Master Owner Trust II, Series 2018-1, Class A, 1-month LIBOR + 0.630%, 3.136%, 9/25/2023, 144A(b)	824,690
4,588,589	SoFi Consumer Loan Program Trust, Series 2018-4, Class A, 3.540%, 11/26/2027, 144A	4,593,492

		6,539,734

	ABS Student Loan – 0.0%
134,207	SoFi Professional Loan Program LLC, Series 2016-D, Class A1, 1-month LIBOR + 0.950%, 3.456%, 1/25/2039, 144A(b)	135,060

	Agency Commercial Mortgage-Backed Securities – 15.3%
2,285,183	Federal National Mortgage Association, Series 2015-M17, Class FA, 1-month LIBOR + 0.930%, 3.231%, 11/25/2022(b)	2,304,433
929,763	Federal National Mortgage Association, Series 2016-M3, Class ASQ2, 2.263%, 2/25/2023	915,394
13,445,000	FHLMC Multifamily Structured Pass Through Certificates, Series KJ20, Class A2, 3.799%, 12/25/2025	13,942,903
6,000,000	FHLMC Multifamily Structured Pass Through Certificates, Series K006, Class A2, 4.251%, 1/25/2020	6,053,435
4,252,510	FHLMC Multifamily Structured Pass Through Certificates, Series K014, Class A2, 3.871%, 4/25/2021	4,327,728
4,000,000	FHLMC Multifamily Structured Pass Through Certificates, Series K015, Class A2, 3.230%, 7/25/2021	4,027,255

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Agency Commercial Mortgage-Backed Securities – continued
$6,607,731	FHLMC Multifamily Structured Pass Through Certificates, Series K017, Class A2, 2.873%, 12/25/2021	$6,605,326
2,580,000	FHLMC Multifamily Structured Pass Through Certificates, Series K064, Class A2, 3.224%, 3/25/2027	2,574,041
1,983,156	FHLMC Multifamily Structured Pass Through Certificates, Series K708, Class A2, 2.130%, 1/25/2019	1,978,863
30,417,628	FHLMC Multifamily Structured Pass Through Certificates, Series K711, Class A2, 1.730%, 7/25/2019	30,232,579
2,568,449	FHLMC Multifamily Structured Pass Through Certificates, Series K725, Class A1, 2.666%, 5/25/2023	2,547,554
5,170,000	FHLMC Multifamily Structured Pass Through Certificates, Series K732, Class A2, 3.700%, 5/25/2025	5,331,573
332,516	FHLMC Multifamily Structured Pass Through Certificates, Series KF06, Class A, 1-month LIBOR + 0.330%, 2.677%, 11/25/2021(b)	331,532
3,375,260	FHLMC Multifamily Structured Pass Through Certificates, Series KF14, Class A, 1-month LIBOR + 0.650%, 2.997%, 1/25/2023(b)	3,376,307
5,109,890	FHLMC Multifamily Structured Pass Through Certificates, Series KF53, Class A, 1-month LIBOR + 0.390%, 2.737%, 10/25/2025(b)	5,078,732
1,445,509	FHLMC Multifamily Structured Pass Through Certificates, Series KI01, Class A, 1-month LIBOR + 0.160%, 2.507%, 9/25/2022(b)	1,441,710
3,104,210	FHLMC Multifamily Structured Pass Through Certificates, Series KI02, Class A, 1-month LIBOR + 0.200%, 2.547%, 2/25/2023(b)	3,100,926
10,261,000	FHLMC Multifamily Structured Pass Through Certificates, Series KJ21, Class A2, 3.700%, 9/25/2026	10,644,968
3,415,892	FHLMC Multifamily Structured Pass Through Certificates, Series KP03, Class A2, 1.780%, 7/25/2019	3,394,817
7,085,000	FHLMC Multifamily Structured Pass Through Certificates, Series Q008, Class A, 1-month LIBOR + 0.390%, 2.690%, 10/25/2045(b)	7,058,166
170,925	Government National Mortgage Association, Series 2003-72, Class Z, 5.271%, 11/16/2045(a)	178,551
151,707	Government National Mortgage Association, Series 2003-88, Class Z, 4.764%, 3/16/2046(a)	156,089

		115,602,882

	Collateralized Mortgage Obligations – 12.8%
49,138	Federal Home Loan Mortgage Corp., REMIC, Series 1500, Class FD, 7-year Treasury - 0.200%, 2.770%, 5/15/2023(b)(c)(d)	47,721
34,172	Federal Home Loan Mortgage Corp., REMIC, Series 1552, Class I, 10-year Treasury - 0.650%, 2.410%, 8/15/2023(b)(c)(d)	33,739
138,369	Federal Home Loan Mortgage Corp., REMIC, Series 2131, Class ZB, 6.000%, 3/15/2029	145,331
53,351	Federal Home Loan Mortgage Corp., REMIC, Series 2874, Class BC, 5.000%, 10/15/2019	53,405
222,127	Federal Home Loan Mortgage Corp., REMIC, Series 2931, Class DE, 4.000%, 2/15/2020	221,932
1,154,658	Federal Home Loan Mortgage Corp., REMIC, Series 2978, Class JG, 5.500%, 5/15/2035	1,264,303
1,741,019	Federal Home Loan Mortgage Corp., REMIC, Series 3036, Class NE, 5.000%, 9/15/2035	1,866,969
1,292,390	Federal Home Loan Mortgage Corp., REMIC, Series 3412, Class AY, 5.500%, 2/15/2038	1,403,449
1,284,654	Federal Home Loan Mortgage Corp., REMIC, Series 3561, Class W, 2.855%, 6/15/2048(a)(e)	1,168,241

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Collateralized Mortgage Obligations – continued
$1,487,986	Federal Home Loan Mortgage Corp., REMIC, Series 3620, Class AT, 4.114%, 12/15/2036(a)(e)	$1,539,037
732,179	Federal Home Loan Mortgage Corp., REMIC, Series 4212, Class FW, 1-month LIBOR + 2.100%, 4.555%, 6/15/2043(b)	710,667
1,256,424	Federal National Mortgage Association, REMIC, Series 2003-48, Class GH, 5.500%, 6/25/2033	1,370,067
27,132	Federal National Mortgage Association, REMIC, Series 1992-162, Class FB, 7-year Treasury - 0.050%, 2.760%, 9/25/2022(b)(c)(d)	26,863
33,741	Federal National Mortgage Association, REMIC, Series 1994-42, Class FD, 10-year Treasury - 0.500%, 2.560%, 4/25/2024(b)(c)(d)	33,370
8,865	Federal National Mortgage Association, REMIC, Series 2002-W10, Class A7, 4.494%, 8/25/2042(a)(c)(d)	8,942
529,917	Federal National Mortgage Association, REMIC, Series 2005-100, Class BQ, 5.500%, 11/25/2025	547,697
623,164	Federal National Mortgage Association, REMIC, Series 2007-73, Class A1, 1-month LIBOR + 0.060%, 2.375%, 7/25/2037(b)	612,500
1,307,221	Federal National Mortgage Association, REMIC, Series 2008-86, Class LA, 3.475%, 8/25/2038(a)	1,325,718
5,412,360	Federal National Mortgage Association, REMIC, Series 2013-67, Class NF, 1-month LIBOR + 1.000%, 3.506%, 7/25/2043(b)	5,283,370
14,781	Federal National Mortgage Association, REMIC, Series G93-19, Class FD, 10-year Treasury - 0.650%, 2.240%, 4/25/2023(b)(c)(d)	14,630
8,992	FHLMC Structured Pass Through Securities, Series T-60, Class 2A1, 4.081%, 3/25/2044(a)(c)(d)	9,215
592,708	FHLMC Structured Pass Through Securities, Series T-62, Class 1A1, 12-month MTA + 1.200%, 3.357%, 10/25/2044(b)	596,179
1,122,836	Government National Mortgage Association, Series 2010-H20, Class AF, 1-month LIBOR + 0.330%, 2.644%, 10/20/2060(b)	1,120,787
1,059,652	Government National Mortgage Association, Series 2010-H24, Class FA, 1-month LIBOR + 0.350%, 2.664%, 10/20/2060(b)	1,058,182
865,953	Government National Mortgage Association, Series 2011-H06, Class FA, 1-month LIBOR + 0.450%, 2.764%, 2/20/2061(b)	867,081
1,916,499	Government National Mortgage Association, Series 2011-H23, Class HA, 3.000%, 12/20/2061	1,911,273
1,191,996	Government National Mortgage Association, Series 2012-124, Class HT, 7.253%, 7/20/2032(a)	1,194,106
311,038	Government National Mortgage Association, Series 2012-H15, Class FA, 1-month LIBOR + 0.450%, 2.764%, 5/20/2062(b)	311,064
976,263	Government National Mortgage Association, Series 2012-H18, Class NA, 1-month LIBOR + 0.520%, 2.834%, 8/20/2062(b)	979,023
1,690,009	Government National Mortgage Association, Series 2012-H29, Class HF, 1-month LIBOR + 0.500%, 2.814%, 10/20/2062(b)	1,688,401
920,253	Government National Mortgage Association, Series 2013-H02, Class GF, 1-month LIBOR + 0.500%, 2.814%, 12/20/2062(b)	920,677
3,903,749	Government National Mortgage Association, Series 2013-H08, Class FA, 1-month LIBOR + 0.350%, 2.664%, 3/20/2063(b)	3,899,357
2,640,794	Government National Mortgage Association, Series 2013-H10, Class FA, 1-month LIBOR + 0.400%, 2.714%, 3/20/2063(b)	2,640,750
9,333,748	Government National Mortgage Association, Series 2013-H22, Class FT, 1-year CMT + 0.650%, 3.310%, 4/20/2063(b)	9,383,528
5,620,856	Government National Mortgage Association, Series 2014-H14, Class FA, 1-month LIBOR + 0.500%, 2.774%, 7/20/2064(b)	5,640,544
3,874,540	Government National Mortgage Association, Series 2014-H15, Class FA, 1-month LIBOR + 0.500%, 2.814%, 7/20/2064(b)	3,890,311

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Collateralized Mortgage Obligations – continued
$3,383,938	Government National Mortgage Association, Series 2015-H04, Class FL, 1-month LIBOR + 0.470%, 2.784%, 2/20/2065(b)	$3,391,994
119,359	Government National Mortgage Association, Series 2015-H05, Class FA, 1-month LIBOR + 0.300%, 2.614%, 4/20/2061(b)	119,228
3,147,090	Government National Mortgage Association, Series 2015-H09, Class HA, 1.750%, 3/20/2065	3,118,065
6,959,776	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	6,689,565
382,638	Government National Mortgage Association, Series 2015-H11, Class FA, 1-month LIBOR + 0.250%, 2.564%, 4/20/2065(b)	382,310
5,056,928	Government National Mortgage Association, Series 2015-H12, Class FL, 1-month LIBOR + 0.230%, 2.544%, 5/20/2065(b)	5,036,867
2,229,850	Government National Mortgage Association, Series 2015-H19, Class FH, 1-month LIBOR + 0.300%, 2.614%, 7/20/2065(b)	2,227,768
358,516	Government National Mortgage Association, Series 2015-H29, Class FA, 1-month LIBOR + 0.700%, 3.014%, 10/20/2065(b)	359,120
180,762	Government National Mortgage Association, Series 2015-H30, Class FA, 1-month LIBOR + 0.680%, 2.994%, 8/20/2061(b)	181,040
5,794,107	Government National Mortgage Association, Series 2016-H06, Class FC, 1-month LIBOR + 0.920%, 3.234%, 2/20/2066(b)	5,886,640
3,293,429	Government National Mortgage Association, Series 2016-H10, Class FJ, 1-month LIBOR + 0.600%, 2.914%, 4/20/2066(b)	3,297,896
5,233,626	Government National Mortgage Association, Series 2016-H19, Class FJ, 1-month LIBOR + 0.400%, 2.714%, 9/20/2063(b)	5,232,973
5,361,084	Government National Mortgage Association, Series 2017-H24, Class FJ, 1-month LIBOR + 0.250%, 2.564%, 10/20/2067(b)	5,354,338
229,241	NCUA Guaranteed Notes, Series 2010-A1, Class A, 1-month LIBOR + 0.350%, 2.737%, 12/07/2020(b)	229,406
421,260	NCUA Guaranteed Notes, Series 2010-R1, Class 1A, 1-month LIBOR + 0.450%, 2.830%, 10/07/2020(b)	421,782
946,407	NCUA Guaranteed Notes, Series 2010-R3, Class 1A, 1-month LIBOR + 0.560%, 2.940%, 12/08/2020(b)	948,986
62,428	NCUA Guaranteed Notes, Series 2010-R3, Class 2A, 1-month LIBOR + 0.560%, 2.940%, 12/08/2020(b)	62,704

		96,729,111

	Hybrid ARMs – 7.8%
1,288,231	FHLMC, 12-month LIBOR + 1.796%, 3.804%, 4/01/2037(b)	1,350,917
317,107	FHLMC, 1-year CMT + 2.250%, 3.975%, 2/01/2035(b)	335,202
401,141	FHLMC, 12-month LIBOR + 1.835%, 4.082%, 3/01/2038(b)	421,956
215,850	FHLMC, 12-month LIBOR + 2.180%, 4.084%, 3/01/2037(b)	228,373
766,267	FHLMC, 1-year CMT + 2.245%, 4.091%, 3/01/2036(b)	810,612
563,752	FHLMC, 1-year CMT + 2.165%, 4.173%, 4/01/2036(b)	579,854
654,711	FHLMC, 1-year CMT + 2.106%, 4.173%, 9/01/2038(b)	687,823
265,719	FHLMC, 12-month LIBOR + 1.713%, 4.222%, 4/01/2037(b)	277,058

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Hybrid ARMs – continued
$1,969,291	FHLMC, 1-year CMT + 2.276%, 4.234%, 2/01/2036(b)	$2,078,077
474,936	FHLMC, 6-month LIBOR + 1.660%, 4.235%, 6/01/2037(b)	483,308
1,876,168	FHLMC, 12-month LIBOR + 1.896%, 4.271%, 9/01/2041(b)	1,961,878
267,626	FHLMC, 12-month LIBOR + 1.614%, 4.301%, 11/01/2038(b)	279,611
361,680	FHLMC, 12-month LIBOR + 1.850%, 4.315%, 11/01/2038(b)	379,974
3,115,537	FHLMC, 1-year CMT + 2.252%, 4.415%, 3/01/2037(b)	3,273,761
79,217	FHLMC, 12-month LIBOR + 1.719%, 4.415%, 12/01/2037(b)	81,913
178,289	FHLMC, 1-year CMT + 2.214%, 4.432%, 9/01/2038(b)	186,592
1,429,792	FHLMC, 1-year CMT + 2.220%, 4.441%, 7/01/2033(b)	1,501,897
782,676	FHLMC, 1-year CMT + 2.249%, 4.486%, 9/01/2038(b)	823,304
1,306,649	FHLMC, 12-month LIBOR + 1.771%, 4.520%, 9/01/2035(b)	1,367,743
281,018	FHLMC, 12-month LIBOR + 1.935%, 4.574%, 12/01/2034(b)	296,734
1,082,010	FHLMC, 1-year CMT + 2.286%, 4.746%, 2/01/2036(b)	1,138,917
647,717	FNMA, 12-month LIBOR + 1.800%, 3.550%, 12/01/2041(b)	680,639
802,023	FNMA, 1-year CMT + 2.185%, 3.599%, 1/01/2036(b)	848,696
498,344	FNMA, 12-month LIBOR + 1.765%, 3.692%, 2/01/2037(b)	522,844
659,694	FNMA, 12-month LIBOR + 1.635%, 3.784%, 4/01/2037(b)	689,677
1,830,335	FNMA, 12-month LIBOR + 1.776%, 3.889%, 3/01/2037(b)	1,924,263
1,152,602	FNMA, 12-month LIBOR + 1.820%, 3.917%, 2/01/2047(b)	1,223,237
433,840	FNMA, 1-year CMT + 2.138%, 3.925%, 9/01/2034(b)	456,166
76,095	FNMA, 12-month LIBOR + 1.807%, 3.955%, 1/01/2037(b)	79,838
1,410,137	FNMA, 12-month LIBOR + 1.736%, 3.998%, 9/01/2037(b)	1,479,461
77,333	FNMA, 6-month LIBOR + 1.543%, 4.022%, 2/01/2037(b)	79,811
1,855,490	FNMA, 12-month LIBOR + 1.573%, 4.026%, 4/01/2037(b)	1,934,877
227,755	FNMA, 12-month LIBOR + 1.800%, 4.045%, 3/01/2034(b)	239,278
814,396	FNMA, 1-year CMT + 2.235%, 4.067%, 4/01/2034(b)	860,579
214,181	FNMA, 1-year CMT + 2.193%, 4.068%, 4/01/2033(b)	222,157

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Hybrid ARMs – continued
$ 949,389	FNMA, 6-month LIBOR + 1.544%, 4.073%, 7/01/2035(b)	$980,221
1,567,331	FNMA, 12-month LIBOR + 1.610%, 4.195%, 7/01/2035(b)	1,634,305
2,769,035	FNMA, 1-year CMT + 2.218%, 4.225%, 4/01/2034(b)	2,918,456
2,284,643	FNMA, 1-year CMT + 2.189%, 4.232%, 12/01/2040(b)	2,399,963
780,882	FNMA, 1-year CMT + 2.177%, 4.235%, 6/01/2036(b)	823,822
3,637,046	FNMA, 1-year CMT + 2.191%, 4.260%, 10/01/2034(b)	3,832,858
390,297	FNMA, 12-month LIBOR + 1.677%, 4.275%, 11/01/2036(b)	408,187
1,843,385	FNMA, 12-month LIBOR + 1.584%, 4.311%, 9/01/2037(b)	1,914,355
200,188	FNMA, 12-month LIBOR + 1.574%, 4.324%, 8/01/2035(b)	209,533
817,845	FNMA, 12-month LIBOR + 1.643%, 4.360%, 7/01/2038(b)	849,463
391,269	FNMA, 1-year CMT + 2.145%, 4.368%, 9/01/2036(b)	411,640
272,871	FNMA, 12-month LIBOR + 1.802%, 4.368%, 7/01/2041(b)	284,626
1,322,412	FNMA, 1-year CMT + 2.272%, 4.383%, 6/01/2037(b)	1,388,224
612,520	FNMA, 1-year CMT +2.287%, 4.389%, 6/01/2033(b)	640,810
547,153	FNMA, 1-year CMT + 2.480%, 4.392%, 5/01/2035(b)	580,296
377,339	FNMA, 12-month LIBOR + 1.657%, 4.407%, 8/01/2038(b)	389,363
693,620	FNMA, 12-month LIBOR + 1.712%, 4.462%, 8/01/2034(b)	725,118
575,694	FNMA, 1-year CMT + 2.223%, 4.473%, 8/01/2035(b)	605,901
1,702,410	FNMA, 1-year CMT + 2.183%, 4.474%, 11/01/2033(b)	1,789,464
274,992	FNMA, 12-month LIBOR + 1.746%, 4.497%, 11/01/2035(b)	287,726
363,420	FNMA, 12-month LIBOR + 1.659%, 4.503%, 10/01/2033(b)	379,033
256,482	FNMA, 1-year CMT + 2.500%, 4.531%, 8/01/2036(b)	272,595
449,933	FNMA, 1-year CMT + 2.185%, 4.570%, 12/01/2034(b)	467,573
573,981	FNMA, 1-year CMT + 2.287%, 4.623%, 10/01/2033(b)	599,945
122,326	FNMA, 1-year CMT + 2.439%, 4.641%, 8/01/2033(b)	128,580
2,305,148	FNMA, 12-month LIBOR + 1.800%, 4.663%, 10/01/2041(b)	2,403,751
1,315,238	FNMA, 6-month LIBOR + 2.288%, 4.848%, 7/01/2037(b)	1,393,353
528,389	FNMA, 12-month LIBOR + 2.473%, 5.098%, 6/01/2035(b)	562,970

		59,069,158

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Mortgage Related – 8.5%
$ 67,024	FHLMC, 3.000%, 10/01/2026	$67,274
489,321	FHLMC, 4.000%, with various maturities from 2024 to 2042(f)	502,993
253,561	FHLMC, 4.500%, with various maturities from 2025 to 2034(f)	261,000
108,145	FHLMC, 5.500%, 10/01/2023	111,273
86,436	FHLMC, COFI + 1.250%, 5.772%, 6/01/2020(b)	87,250
119,636	FHLMC, COFI + 1.250%, 5.895%, 8/01/2020(b)	121,025
93,906	FHLMC, COFI + 1.250%, 5.922%, 10/01/2020(b)	95,114
131,881	FHLMC, COFI + 1.250%, 5.953%, 11/01/2020(b)	133,520
3,538	FHLMC, 6.000%, 11/01/2019	3,553
246,555	FHLMC, 6.500%, 12/01/2034	277,920
219	FHLMC, 7.500%, 6/01/2026	234
135,197	FNMA, 3.000%, 3/01/2042	132,904
1,410,308	FNMA, 5.000%, with various maturities from 2037 to 2038(f)	1,497,327
670,933	FNMA, 5.500%, with various maturities from 2023 to 2033(f)	700,254
697,251	FNMA, 6.000%, with various maturities from 2021 to 2022(f)	719,331
183,729	FNMA, 6.500%, with various maturities from 2032 to 2037(f)	198,966
71,436	FNMA, 7.500%, with various maturities from 2030 to 2032(f)	76,838
3,241,873	GNMA, 1-month LIBOR + 1.716%, 3.968%, 2/20/2061(b)	3,377,158
2,563,819	GNMA, 1-month LIBOR + 1.890%, 4.151%, 2/20/2063(b)	2,673,068
1,280,609	GNMA, 4.382%, 12/20/2061(a)	1,286,704
1,410,074	GNMA, 4.402%, 3/20/2063(a)	1,430,178
3,377,233	GNMA, 1-month LIBOR + 2.150%, 4.411%, 3/20/2063(b)	3,516,760
1,311,081	GNMA, 4.415%, 2/20/2063(a)	1,327,212
2,873,118	GNMA, 4.428%, 6/20/2063(a)	2,921,304
1,797,113	GNMA, 4.440%, 2/20/2062(a)	1,804,605
206,594	GNMA, 4.445%, 8/20/2061(a)	208,011
4,560,756	GNMA, 4.482%, 12/20/2061(a)	4,572,660
3,475,112	GNMA, 4.498%, 10/20/2065(a)	3,680,880
1,862,921	GNMA, 4.504%, 6/20/2062(a)	1,876,039
928,205	GNMA, 4.510%, 3/20/2062(a)	932,984
840,433	GNMA, 1-month LIBOR + 2.260%, 4.521%, 5/20/2065(b)	890,866
883,711	GNMA, 1-month LIBOR + 2.283%, 4.534%, 6/20/2065(b)	941,667

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Mortgage Related – continued
$ 4,282,621	GNMA, 4.535%, 12/20/2062(a)	$4,332,451
1,037,352	GNMA, 4.554%, 4/20/2063(a)	1,051,053
6,834,158	GNMA, 4.572%, 11/20/2062(a)	6,903,913
481,363	GNMA, 4.598%, 7/20/2063(a)	504,476
1,901,586	GNMA, 4.602%, 2/20/2066(a)	2,005,549
556,338	GNMA, 4.619%, 3/20/2062(a)	558,884
1,872,622	GNMA, 4.624%, 3/20/2064(a)	1,971,228
1,834,327	GNMA, 1-month LIBOR + 2.366%, 4.629%, 2/20/2063(b)	1,918,620
185,963	GNMA, 4.645%, 8/20/2061(a)	187,055
397,835	GNMA, 4.651%, 1/20/2064(a)	419,839
2,290,919	GNMA, 4.665%, 2/20/2062(a)	2,300,853
2,899,311	GNMA, 4.674%, with various maturities from 2062 to 2063(a)(f)	3,008,390
1,496,200	GNMA, 4.688%, 5/20/2064(a)	1,583,786
35,669	GNMA, 4.700%, with various maturities in 2061(a)(f)	36,148
243,934	GNMA, 4.701%, 8/20/2061(a)	244,473
43,118	GNMA, 4.707%, 3/20/2061(a)	43,708
401,546	GNMA, 4.709%, 8/20/2062(a)	404,406
165,980	GNMA, 4.998%, 4/20/2061(a)	167,975
12,469	GNMA, 6.000%, 12/15/2031	13,561
52,283	GNMA, 6.500%, 5/15/2031	58,828
58,862	GNMA, 7.000%, 10/15/2028	63,996

		64,206,064

	Non-Agency Commercial Mortgage-Backed Securities – 2.1%
1,310,000	Commercial Mortgage Pass Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030, 144A	1,283,223
1,488,000	Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class A5, 3.961%, 3/10/2047	1,525,467
4,282,000	Commercial Mortgage Pass Through Certificates, Series 2016-DC2, Class ASB, 3.550%, 2/10/2049	4,323,316
1,398,894	DBUBS Mortgage Trust, Series 2011-LC2A, Class A4, 4.537%, 7/10/2044, 144A	1,438,234
2,600,000	Hudsons Bay Simon JV Trust, Series 2015-HB7, Class A7, 3.914%, 8/05/2034, 144A	2,595,774
1,040,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A4, 3.134%, 12/15/2048	1,033,500
3,356,982	Starwood Retail Property Trust, Inc., Series 2014-STAR, Class A, 1-month LIBOR + 1.220%, 3.675%, 11/15/2027, 144A(b)	3,259,538

		15,459,052

	Sovereigns – 0.3%
1,955,000	U.S. Department of Housing and Urban Development, 1.880%, 8/01/2019	1,946,457

	Treasuries – 33.2%
18,165,000	U.S. Treasury Note, 1.125%, 8/31/2021	17,533,482
20,945,000	U.S. Treasury Note, 1.250%, 7/31/2023	19,808,570
5,000,000	U.S. Treasury Note, 1.375%, 9/30/2023	4,747,070
26,050,000	U.S. Treasury Note, 1.750%, 11/30/2021	25,524,930
8,460,000	U.S. Treasury Note, 1.750%, 6/30/2022	8,255,109
12,605,000	U.S. Treasury Note, 1.750%, 9/30/2022	12,272,149

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Treasuries – continued
$ 7,895,000	U.S. Treasury Note, 1.875%, 4/30/2022	$7,743,885
17,015,000	U.S. Treasury Note, 2.000%, 12/31/2021	16,782,373
2,855,000	U.S. Treasury Note, 2.000%, 11/15/2026	2,725,298
13,945,000	U.S. Treasury Note, 2.125%, 9/30/2021	13,812,631
13,805,000	U.S. Treasury Note, 2.250%, 1/31/2024	13,625,427
7,355,000	U.S. Treasury Note, 2.250%, 11/15/2027	7,104,758
8,000,000	U.S. Treasury Note, 2.375%, 12/31/2020	7,982,188
6,660,000	U.S. Treasury Note, 2.500%, 12/31/2020	6,659,740
2,675,000	U.S. Treasury Note, 2.625%, 12/31/2023	2,689,002
7,835,000	U.S. Treasury Note, 2.875%, 11/15/2021	7,922,226
67,520,000	U.S. Treasury Note, 2.875%, 10/31/2023	68,643,575
6,030,000	U.S. Treasury Note, 2.875%, 11/30/2023	6,135,054

		249,967,467

	Total Bonds and Notes (Identified Cost $629,772,408)	623,597,411

Short-Term Investments – 17.0%
40,270,000	Federal Home Loan Bank Discount Notes, 2.100%, 1/04/2019(g)	40,264,684
57,355,000	Federal Home Loan Bank Discount Notes, 2.100%, 1/07/2019(g)	57,336,016
9,430,944	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2018 at 1.500% to be repurchased at $9,431,730 on 1/02/2019 collateralized by $7,810,000 U.S. Treasury Bond, 4.375% due 5/15/2041 valued at $9,625,630 including accrued interest(h)	9,430,944
21,030,000	U.S. Treasury Bills, 2.365%-2.413%, 4/18/2019(g)(i)	20,881,775

	Total Short-Term Investments (Identified Cost $127,914,609)	127,913,419

	Total Investments – 99.8% (Identified Cost $757,687,017)	751,510,830
	Other assets less liabilities – 0.2%	1,845,103

	Net Assets – 100.0%	$753,355,933

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

As of December 31, 2018, securities held by the Fund were fair valued as follows:

Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$174,480	Less than 0.1%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)

Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of December 31, 2018 is disclosed.

(b)	Variable rate security. Rate as of December 31, 2018 is disclosed.
(c)	Level 3 security. Value has been determined using significant unobservable inputs.
(d)	Fair valued by the Fund’s adviser. At December 31, 2018, the value of these securities amounted to $174,480 or less than 0.1% of net assets.
(e)	Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the outstanding par amount of the pool held as of the end of the period.
(f)

The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(g)	Interest rate represents discount rate at time of purchase; not a coupon rate.

(h)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2018, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(i)

The Fund’s investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

144A

All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, the value of Rule 144A holdings amounted to $29,193,989 or 3.9% of net assets.

ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
CMT	Constant Maturity Treasury
COFI	Cost Of Funds Index
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MTA	Monthly Treasury Average Interest
REMIC	Real Estate Mortgage Investment Conduit

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2018, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Collateralized Mortgage Obligations	$—	$96,554,631	$174,480	(a)	$96,729,111
All Other Bonds and Notes*	—	526,868,300	—		526,868,300

Total Bonds and Notes	—	623,422,931	174,480		623,597,411

Short-Term Investments	—	127,913,419	—		127,913,419

Total	$—	$751,336,350	$174,480		$751,510,830

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Fair valued by the Fund’s adviser.

For the period ended December 31, 2018, there were no transfers among Levels 1, 2 and 3.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2018 and/or December 31, 2018:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2018	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2018	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2018
Bonds and Notes
Collateralized Mortgage Obligations	$191,318	$—	$(21)	$310	$—	$(17,127)	$—	$—	$174,480	$18

Industry Summary at December 31, 2018 (Unaudited)

Treasuries	33.2%
Agency Commercial Mortgage-Backed Securities	15.3
Collateralized Mortgage Obligations	12.8
Mortgage Related	8.5
Hybrid ARMs	7.8
Non-Agency Commercial Mortgage-Backed Securities	2.1
Other Investments, less than 2% each	3.1
Short-Term Investments	17.0

Total Investments	99.8
Other assets less liabilities	0.2

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2018 (Unaudited)

Loomis Sayles Small Cap Growth Fund

Shares	Description	Value (†)
Common Stocks – 98.0% of Net Assets

	Aerospace & Defense – 3.6%
332,286	AAR Corp.	$12,407,559
306,281	Astronics Corp.(a)	9,326,257
249,920	Hexcel Corp.	14,330,413
199,083	Mercury Systems, Inc.(a)	9,414,635

		45,478,864

	Auto Components – 0.5%
278,068	Stoneridge, Inc.(a)	6,854,376

	Banks – 2.7%
226,365	Chemical Financial Corp.	8,287,222
250,761	Pacific Premier Bancorp, Inc.(a)	6,399,421
205,182	Pinnacle Financial Partners, Inc.	9,458,890
163,274	UMB Financial Corp.	9,954,816

		34,100,349

	Beverages – 0.8%
173,321	MGP Ingredients, Inc.	9,887,963

	Biotechnology – 4.7%
344,065	Aimmune Therapeutics, Inc.(a)	8,230,035
120,295	Argenx SE, ADR(a)	11,556,740
141,707	Blueprint Medicines Corp.(a)	7,639,424
229,731	Genomic Health, Inc.(a)	14,796,974
289,385	Myriad Genetics, Inc.(a)	8,412,422
250,456	Xencor, Inc.(a)	9,056,489

		59,692,084

	Building Products – 1.6%
127,295	AAON, Inc.	4,462,963
268,273	Trex Co., Inc.(a)	15,924,685

		20,387,648

	Capital Markets – 0.5%
297,946	Artisan Partners Asset Management, Inc., Class A	6,587,586

	Chemicals – 1.3%
198,146	Ingevity Corp.(a)	16,582,839

	Construction & Engineering – 0.8%
539,530	Primoris Services Corp.	10,321,209

	Consumer Finance – 1.4%
219,635	Green Dot Corp., Class A(a)	17,465,375

	Distributors – 1.5%
130,466	Pool Corp.	19,393,771

	Diversified Consumer Services – 5.2%
122,437	Bright Horizons Family Solutions, Inc.(a)	13,645,604

Shares	Description	Value (†)
Common Stocks – continued

	Diversified Consumer Services – continued
564,631	Chegg, Inc.(a)	$16,046,813
203,882	Grand Canyon Education, Inc.(a)	19,601,215
1,122,268	Laureate Education, Inc., Class A(a)	17,103,364

		66,396,996

	Diversified Telecommunication Services – 1.1%
324,547	Cogent Communications Holdings, Inc.	14,672,770

	Electrical Equipment – 1.3%
337,560	Generac Holdings, Inc.(a)	16,776,732

	Electronic Equipment, Instruments & Components – 0.4%
80,410	Novanta, Inc.(a)	5,065,830

	Energy Equipment & Services – 1.0%
447,837	Cactus, Inc., Class A(a)	12,275,212

	Entertainment – 1.0%
647,741	IMAX Corp.(a)	12,184,008

	Food & Staples Retailing – 0.9%
377,044	Chefs’ Warehouse, Inc. (The)(a)	12,057,867

	Food Products – 1.1%
447,660	Freshpet, Inc.(a)	14,396,746

	Health Care Equipment & Supplies – 7.6%
533,947	AtriCure, Inc.(a)	16,338,778
218,947	Insulet Corp.(a)	17,366,876
196,158	iRhythm Technologies, Inc.(a)	13,629,058
242,817	Merit Medical Systems, Inc.(a)	13,551,617
78,852	Penumbra, Inc.(a)	9,635,714
174,747	Tactile Systems Technology, Inc.(a)	7,959,726
697,496	Wright Medical Group NV(a)	18,985,841

		97,467,610

	Health Care Providers & Services – 4.3%
131,981	Amedisys, Inc.(a)	15,456,295
288,309	AMN Healthcare Services, Inc.(a)	16,335,588
269,038	BioTelemetry, Inc.(a)	16,066,949
69,305	LHC Group, Inc.(a)	6,506,354

		54,365,186

	Health Care Technology – 5.3%
440,381	Evolent Health, Inc., Class A(a)	8,785,601
270,516	HMS Holdings Corp.(a)	7,609,615
262,539	Medidata Solutions, Inc.(a)	17,700,379
265,214	Teladoc Health, Inc.(a)	13,146,658
507,333	Vocera Communications, Inc.(a)	19,963,554

		67,205,807

	Hotels, Restaurants & Leisure – 3.2%
394,380	Planet Fitness, Inc., Class A(a)	21,146,656
298,481	Wingstop, Inc.	19,159,495

		40,306,151

Shares	Description	Value (†)
Common Stocks – continued

	Insurance – 3.1%
360,863	Goosehead Insurance, Inc., Series A(a)	$9,487,089
327,284	Kinsale Capital Group, Inc.	18,183,899
467,770	Trupanion, Inc.(a)	11,909,424

		39,580,412

	Internet & Direct Marketing Retail – 0.7%
362,281	Duluth Holdings, Inc., Class B(a)	9,140,350

	IT Services – 6.6%
138,296	Euronet Worldwide, Inc.(a)	14,158,745
297,102	EVERTEC, Inc.	8,526,827
557,087	Evo Payments, Inc., Class A(a)	13,743,336
312,018	InterXion Holding NV(a)	16,898,895
342,301	Virtusa Corp.(a)	14,578,600
398,127	WNS Holdings Ltd., ADR(a)	16,426,720

		84,333,123

	Leisure Products – 0.7%
254,239	Malibu Boats, Inc., Class A(a)	8,847,517

	Life Sciences Tools & Services – 2.3%
649,544	NeoGenomics, Inc.(a)	8,190,750
227,512	PRA Health Sciences, Inc.(a)	20,922,003

		29,112,753

	Machinery – 6.5%
272,710	Albany International Corp., Class A	17,025,285
152,173	Chart Industries, Inc.(a)	9,895,810
706,857	Harsco Corp.(a)	14,038,180
514,713	Kornit Digital Ltd.(a)	9,635,427
143,084	Proto Labs, Inc.(a)	16,138,445
128,172	RBC Bearings, Inc.(a)	16,803,349

		83,536,496

	Oil, Gas & Consumable Fuels – 0.5%
236,690	PDC Energy, Inc.(a)	7,043,894

	Pharmaceuticals – 1.2%
332,362	Horizon Pharma PLC(a)	6,494,353
255,666	Supernus Pharmaceuticals, Inc.(a)	8,493,225

		14,987,578

	Professional Services – 1.6%
220,624	Huron Consulting Group, Inc.(a)	11,320,217
139,209	ICF International, Inc.	9,017,959

		20,338,176

Shares	Description	Value (†)
Common Stocks – continued

	Semiconductors & Semiconductor Equipment – 2.9%
131,384	MKS Instruments, Inc.	$8,488,720
133,678	Monolithic Power Systems, Inc.	15,540,068
169,085	Silicon Laboratories, Inc.(a)	13,325,589

		37,354,377

	Software – 14.2%
202,448	Cornerstone OnDemand, Inc.(a)	10,209,453
312,170	Envestnet, Inc.(a)	15,355,642
473,073	Five9, Inc.(a)	20,682,752
167,624	Globant S.A.(a)	9,440,584
203,270	Guidewire Software, Inc.(a)	16,308,352
117,236	HubSpot, Inc.(a)	14,740,082
493,340	Mimecast Ltd.(a)	16,591,024
373,273	Q2 Holdings, Inc.(a)	18,495,677
507,411	Rapid7, Inc.(a)	15,810,927
342,301	RealPage, Inc.(a)	16,495,485
219,254	RingCentral, Inc., Class A(a)	18,075,300
179,367	Varonis Systems, Inc.(a)	9,488,514

		181,693,792

	Textiles, Apparel & Luxury Goods – 3.7%
201,358	Columbia Sportswear Co.	16,932,194
698,444	Crocs, Inc.(a)	18,145,575
424,282	Steven Madden Ltd.	12,838,774

		47,916,543

	Thrifts & Mortgage Finance – 0.5%
201,281	Essent Group Ltd.(a)	6,879,785

	Trading Companies & Distributors – 1.7%
518,882	BMC Stock Holdings, Inc.(a)	8,032,293
252,443	SiteOne Landscape Supply, Inc.(a)	13,952,525

		21,984,818

	Total Common Stocks (Identified Cost $1,016,898,364)	1,252,672,593

Principal Amount
Short-Term Investments – 3.0%
$ 38,837,112	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2018 at 1.500% to be repurchased at $38,840,349 on 1/02/2019 collateralized by $32,145,000 U.S. Treasury Bond, 4.375% due 5/15/2041 valued at $39,617,909 including accrued interest(b) (Identified Cost $38,837,112)	38,837,112

	Total Investments – 101.0% (Identified Cost $1,055,735,476)	1,291,509,705
	Other assets less liabilities – (1.0)%	(12,718,276)

	Net Assets – 100.0%	$1,278,791,429

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2018, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR

An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2018, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,252,672,593	$—	$—	$1,252,672,593
Short-Term Investments	—	38,837,112	—	38,837,112

Total	$1,252,672,593	$38,837,112	$—	$1,291,509,705

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended December 31, 2018, there were no transfers among Levels 1, 2 and 3.

Industry Summary at December 31, 2018 (Unaudited)

Software	14.2%
Health Care Equipment & Supplies	7.6
IT Services	6.6
Machinery	6.5
Health Care Technology	5.3
Diversified Consumer Services	5.2
Biotechnology	4.7
Health Care Providers & Services	4.3
Textiles, Apparel & Luxury Goods	3.7
Aerospace & Defense	3.6
Hotels, Restaurants & Leisure	3.2
Insurance	3.1
Semiconductors & Semiconductor Equipment	2.9
Banks	2.7
Life Sciences Tools & Services	2.3
Other Investments, less than 2% each	22.1
Short-Term Investments	3.0

Total Investments	101.0
Other assets less liabilities	(1.0)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2018 (Unaudited)

Loomis Sayles Small/Mid Cap Growth Fund

Shares	Description	Value (†)
Common Stocks – 98.7% of Net Assets

	Aerospace & Defense – 3.2%
3,294	HEICO Corp.	$255,219
3,562	Hexcel Corp.	204,245

		459,464

	Banks – 2.8%
3,366	Columbia Banking System, Inc.	122,152
2,219	UMB Financial Corp.	135,293
3,608	Western Alliance Bancorp(a)	142,480

		399,925

	Biotechnology – 3.2%
1,093	Argenx SE, ADR(a)	105,004
1,958	Ascendis Pharma AS, ADR(a)	122,669
2,005	Blueprint Medicines Corp.(a)	108,090
1,855	Neurocrine Biosciences, Inc.(a)	132,465

		468,228

	Capital Markets – 3.5%
1,032	MarketAxess Holdings, Inc.	218,072
982	Morningstar, Inc.	107,863
1,226	MSCI, Inc.	180,749

		506,684

	Chemicals – 1.7%
2,964	Ingevity Corp.(a)	248,057

	Commercial Services & Supplies – 2.9%
4,484	KAR Auction Services, Inc.	213,977
6,145	Ritchie Bros. Auctioneers, Inc.	201,064

		415,041

	Communications Equipment – 1.3%
5,492	Ciena Corp.(a)	186,234

	Consumer Finance – 0.8%
1,458	Green Dot Corp., Class A(a)	115,940

	Distributors – 0.8%
754	Pool Corp.	112,082

	Diversified Consumer Services – 4.5%
2,080	Bright Horizons Family Solutions, Inc.(a)	231,816
2,780	Grand Canyon Education, Inc.(a)	267,269
10,551	Laureate Education, Inc., Class A(a)	160,797

		659,882

	Diversified Telecommunication Services – 1.4%
4,477	Cogent Communications Holdings, Inc.	202,405

Shares	Description	Value (†)
Common Stocks – continued

	Electrical Equipment – 2.5%
4,709	Generac Holdings, Inc.(a)	$234,037
3,035	Sensata Technologies Holding PLC(a)	136,090

		370,127

	Electronic Equipment, Instruments & Components – 4.2%
4,247	FLIR Systems, Inc.	184,914
4,898	National Instruments Corp.	222,271
6,047	Trimble, Inc.(a)	199,007

		606,192

	Energy Equipment & Services – 0.9%
4,659	Cactus, Inc., Class A(a)	127,703

	Entertainment – 1.7%
5,099	Live Nation Entertainment, Inc.(a)	251,126

	Food & Staples Retailing – 1.3%
7,872	Sprouts Farmers Market, Inc.(a)	185,071

	Food Products – 1.1%
9,844	Nomad Foods Ltd.(a)	164,592

	Health Care Equipment & Supplies – 9.3%
3,107	Globus Medical, Inc.(a)	134,471
1,822	Haemonetics Corp.(a)	182,291
2,263	Insulet Corp.(a)	179,501
1,198	LivaNova PLC(a)	109,581
3,606	Merit Medical Systems, Inc.(a)	201,251
911	Penumbra, Inc.(a)	111,324
1,755	West Pharmaceutical Services, Inc.	172,043
9,278	Wright Medical Group NV(a)	252,547

		1,343,009

	Health Care Providers & Services – 2.9%
1,957	LHC Group, Inc.(a)	183,723
1,032	WellCare Health Plans, Inc.(a)	243,645

		427,368

	Health Care Technology – 3.0%
3,026	Medidata Solutions, Inc.(a)	204,013
2,630	Veeva Systems, Inc., Class A(a)	234,912

		438,925

	Hotels, Restaurants & Leisure – 4.9%
5,194	Planet Fitness, Inc., Class A(a)	278,502
3,638	Texas Roadhouse, Inc.	217,189
995	Vail Resorts, Inc.	209,766

		705,457

	Insurance – 1.3%
2,836	Kemper Corp.	188,254

Shares	Description	Value (†)
Common Stocks – continued

	IT Services – 7.6%
4,520	Black Knight, Inc.(a)	$203,671
3,625	Booz Allen Hamilton Holding Corp.	163,379
1,712	Broadridge Financial Solutions, Inc.	164,780
1,854	EPAM Systems, Inc.(a)	215,083
6,696	Evo Payments, Inc., Class A(a)	165,190
1,384	WEX, Inc.(a)	193,843

		1,105,946

	Life Sciences Tools & Services – 1.9%
2,101	ICON PLC(a)	271,470

	Machinery – 3.6%
4,057	Altra Industrial Motion Corp.	102,033
6,742	Gardner Denver Holdings, Inc.(a)	137,874
3,942	Sun Hydraulics Corp.	130,835
1,426	WABCO Holdings, Inc.(a)	153,067

		523,809

	Oil, Gas & Consumable Fuels – 0.9%
1,472	Diamondback Energy, Inc.	136,454

	Pharmaceuticals – 1.3%
3,770	Horizon Pharma PLC(a)	73,666
2,988	Zogenix, Inc.(a)	108,942

		182,608

	Professional Services – 3.1%
745	CoStar Group, Inc.(a)	251,318
3,381	TransUnion	192,041

		443,359

	Real Estate Management & Development – 1.0%
2,119	First Service Corp.	145,109

	Semiconductors & Semiconductor Equipment – 2.8%
2,212	Advanced Energy Industries, Inc.(a)	94,961
3,197	Semtech Corp.(a)	146,646
2,148	Silicon Laboratories, Inc.(a)	169,284

		410,891

	Software – 11.7%
3,002	Guidewire Software, Inc.(a)	240,850
1,975	HubSpot, Inc.(a)	248,317
2,678	j2 Global, Inc.	185,800
2,890	Paylocity Holding Corp.(a)	174,007
3,515	PTC, Inc.(a)	291,394
964	Tyler Technologies, Inc.(a)	179,130
864	Ultimate Software Group, Inc. (The)(a)	211,568
2,819	Zendesk, Inc.(a)	164,545

		1,695,611

Shares	Description	Value (†)
Common Stocks – continued

	Specialty Retail – 0.8%
1,126	Five Below, Inc.(a)	$115,212

	Textiles, Apparel & Luxury Goods – 3.0%
1,559	Carter’s, Inc.	127,246
2,425	Columbia Sportswear Co.	203,918
6,012	Under Armour, Inc., Class A(a)	106,232

		437,396

	Trading Companies & Distributors – 1.8%
8,587	BMC Stock Holdings, Inc.(a)	132,927
2,440	SiteOne Landscape Supply, Inc.(a)	134,859

		267,786

	Total Common Stocks (Identified Cost $14,996,956)	14,317,417

Principal Amount
Short-Term Investments – 1.4%
$ 197,196	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2018 at 1.500% to be repurchased at $197,213 on 1/02/2019 collateralized by $200,000 U.S. Treasury Bond, 3.125% due 2/15/2043 valued at $205,645 including accrued interest(b) (Identified Cost $197,196)	197,196

	Total Investments – 100.1% (Identified Cost $15,194,152)	14,514,613
	Other assets less liabilities – (0.1)%	(14,329)

	Net Assets – 100.0%	$14,500,284

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2018, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR

An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2018, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$14,317,417	$—	$—	$14,317,417
Short-Term Investments	—	197,196	—	197,196

Total	$14,317,417	$197,196	$—	$14,514,613

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended December 31, 2018, there were no transfers among Levels 1, 2 and 3.

Industry Summary at December 31, 2018 (Unaudited)

Software	11.7%
Health Care Equipment & Supplies	9.3
IT Services	7.6
Hotels, Restaurants & Leisure	4.9
Diversified Consumer Services	4.5
Electronic Equipment, Instruments & Components	4.2
Machinery	3.6
Capital Markets	3.5
Biotechnology	3.2
Aerospace & Defense	3.2
Professional Services	3.1
Health Care Technology	3.0
Textiles, Apparel & Luxury Goods	3.0
Health Care Providers & Services	2.9
Commercial Services & Supplies	2.9
Semiconductors & Semiconductor Equipment	2.8
Banks	2.8
Electrical Equipment	2.5
Other Investments, less than 2% each	20.0
Short-Term Investments	1.4

Total Investments	100.1
Other assets less liabilities	(0.1)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2018 (Unaudited)

Loomis Sayles Strategic Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 71.7% of Net Assets

Non-Convertible Bonds – 65.6%

	ABS Other – 0.4%
$ 22,634,002	GCA2014 Holdings Ltd., Series 2014-1, Class C, 6.000%, 1/05/2030, 144A(a)(b)(c)(d)	$17,303,695
9,154,407	GCA2014 Holdings Ltd., Series 2014-1, Class D, 7.500%, 1/05/2030, 144A(a)(b)(c)(d)	4,437,141
42,000,000	GCA2014 Holdings Ltd., Series 2014-1, Class E, Zero Coupon, 1/05/2030, 144A(a)(b)(c)(d)(e)	—
9,214,686	Global Container Assets Ltd., Series 2015-1A, Class B, 4.500%, 2/05/2030, 144A(d)(f)	8,830,591

		30,571,427

	Aerospace & Defense – 1.0%
620,000	Bombardier, Inc., 7.350%, 12/22/2026, 144A, (CAD)	420,494
10,225,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	9,125,813
3,145,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	3,247,244
9,576,000	Leonardo U.S. Holdings, Inc., 6.250%, 1/15/2040, 144A	8,933,163
8,815,000	Leonardo U.S. Holdings, Inc., 7.375%, 7/15/2039, 144A	9,255,750
5,310,000	Textron Financial Corp., 3-month LIBOR + 1.735%, 4.351%, 2/15/2067, 144A(g)	3,823,200
24,513,000	TransDigm, Inc., 6.500%, 7/15/2024	23,838,892
17,765,000	TransDigm, Inc., 6.500%, 5/15/2025	16,965,575

		75,610,131

	Airlines – 2.7%
130,040,000	American Airlines Group, Inc., 5.500%, 10/01/2019, 144A	130,365,100
1,868,814	American Airlines Pass Through Certificates, Series 2016-3, Class B, 3.750%, 4/15/2027	1,793,846
1,108,954	American Airlines Pass Through Certificates, Series 2017-2, Class B, 3.700%, 4/15/2027	1,072,619
10,946,717	American Airlines Pass Through Certificates, Series 2013-1, Class A, 4.000%, 1/15/2027	10,870,856
1,761,389	Continental Airlines Pass Through Certificates, Series 2012-1, Class B, 6.250%, 10/11/2021	1,787,422
1,788,181	Continental Airlines Pass Through Certificates, Series 2012-2, Class B, 5.500%, 4/29/2022	1,809,228
930	Continental Airlines Pass Through Trust, Series 1999-2, Class B, 7.566%, 9/15/2021	966
193,163	Continental Airlines Pass Through Trust, Series 2001-1, Class A-1, 6.703%, 12/15/2022	201,505
422,037	Northwest Airlines, Inc., Series 2002-1, Class G2, (MBIA Insured), 6.264%, 5/20/2023(a)	427,692
4,772,133	US Airways Pass Through Trust, Series 2012-1B, Class B, 8.000%, 4/01/2021(a)	4,926,846
48,950,000	Virgin Australia Holdings Ltd., 8.500%, 11/15/2019, 144A	49,341,600
1,051,798	Virgin Australia Pass Through Certificates, Series 2013-1B, 6.000%, 4/23/2022, 144A	1,066,345

		203,664,025

	Automotive – 0.5%
1,210,000	Allison Transmission, Inc., 4.750%, 10/01/2027, 144A	1,076,900
1,220,000	Ford Motor Co., 6.625%, 2/15/2028	1,215,693

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Automotive – continued
$ 1,345,000	Ford Motor Co., 7.500%, 8/01/2026	$1,455,249
4,795,000	Goodyear Tire & Rubber Co. (The), 4.875%, 3/15/2027	4,207,613
4,977,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	4,852,575
26,055,000	Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/2022, 144A	23,710,050

		36,518,080

	Banking – 4.7%
6,000,000	Ally Financial, Inc., 8.000%, 11/01/2031	6,660,000
983,000	Bank of America Corp., (fixed rate to 12/20/2027, variable rate thereafter), 3.419%, 12/20/2028	918,269
265,000	Bank of America Corp., MTN, 4.250%, 10/22/2026	257,739
7,045,000	Bank of America Corp., Series L, MTN, 4.183%, 11/25/2027	6,771,414
36,445,000	Citigroup, Inc., 5.130%, 11/12/2019, (NZD)	24,943,855
3,450,000	Cooperatieve Rabobank UA, 3.950%, 11/09/2022	3,438,746
2,165,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	1,683,374
25,000,000	Goldman Sachs Group, Inc. (The), 3.550%, 2/12/2021, (CAD)	18,437,408
19,245,000	Intesa Sanpaolo SpA, 5.017%, 6/26/2024, 144A	17,452,955
36,195,000	Morgan Stanley, 4.350%, 9/08/2026	35,174,457
185,000,000	Morgan Stanley, GMTN, 5.000%, 9/30/2021, (AUD)	137,328,147
46,735,000	Morgan Stanley, MTN, 4.100%, 5/22/2023	46,802,501
10,000,000	Morgan Stanley, MTN, 6.250%, 8/09/2026	11,073,198
53,095,000	Morgan Stanley, Series MPLE, 3.125%, 8/05/2021, (CAD)	38,950,464

		349,892,527

	Brokerage – 1.4%
3,325,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.875%, 4/15/2022, 144A	3,233,562
1,675,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.250%, 8/15/2024, 144A	1,549,375
22,540,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.500%, 4/15/2021, 144A	22,483,650
43,025,000	Jefferies Group LLC, 5.125%, 1/20/2023	43,991,734
20,010,000	Jefferies Group LLC, 6.250%, 1/15/2036	20,063,945
15,215,000	Jefferies Group LLC, 6.450%, 6/08/2027	15,909,254

		107,231,520

	Building Materials – 0.3%
5,565,000	American Woodmark Corp., 4.875%, 3/15/2026, 144A	4,925,025
1,859,000	Masco Corp., 6.500%, 8/15/2032	2,055,030
195,000	Masco Corp., 7.125%, 3/15/2020	203,702
1,226,000	Masco Corp., 7.750%, 8/01/2029	1,461,024
10,800,000	Owens Corning, 7.000%, 12/01/2036	11,944,385

		20,589,166

	Cable Satellite – 1.4%
850,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2023, 144A	826,625
975,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025, 144A	934,781
3,315,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 1/15/2024	3,281,850
4,360,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 5/01/2027, 144A	4,229,200
17,880,000	CSC Holdings LLC, 5.375%, 2/01/2028, 144A	16,443,878

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

		Cable Satellite – continued
$ 17,679,000		DISH DBS Corp., 5.875%, 11/15/2024	$14,231,595
25,270,000		Shaw Communications, Inc., 5.650%, 10/01/2019, (CAD)	18,902,338
4,835,000		Time Warner Cable LLC, 4.500%, 9/15/2042	3,886,872
135,000		Time Warner Cable LLC, 5.875%, 11/15/2040	128,933
11,275,000		Videotron Ltd., 5.625%, 6/15/2025, 144A, (CAD)	8,387,949
7,000,000		Virgin Media Finance PLC, 6.000%, 10/15/2024, 144A	6,723,500
18,245,000		VTR Finance BV, 6.875%, 1/15/2024, 144A	18,245,000
6,150,000		Ziggo BV, 5.500%, 1/15/2027, 144A	5,504,250

			101,726,771

		Chemicals – 2.1%
19,810,000		Aruba Investments, Inc., 8.750%, 2/15/2023, 144A	19,611,900
3,416,000		Chemours Co. (The), 6.625%, 5/15/2023	3,450,160
18,254,000		Consolidated Energy Finance S.A., 6.500%, 5/15/2026, 144A	17,478,205
26,164,000		Hexion, Inc., 7.875%, 2/15/2023(d)(f)	14,390,200
8,757,000		Hexion, Inc., 9.200%, 3/15/2021(d)(f)	4,816,350
21,660,000		Hexion, Inc./Hexion Nova Scotia Finance ULC, 9.000%, 11/15/2020	9,530,400
90,205,000		INVISTA Finance LLC, 4.250%, 10/15/2019, 144A	89,536,926
885,000		TPC Group, Inc., 8.750%, 12/15/2020, 144A	840,750

			159,654,891

		Construction Machinery – 0.1%
1,310,000		United Rentals North America, Inc., 4.875%, 1/15/2028	1,149,525
5,105,000		United Rentals North America, Inc., 5.750%, 11/15/2024	4,913,563
3,850,000		United Rentals North America, Inc., 6.500%, 12/15/2026	3,792,250

			9,855,338

		Consumer Cyclical Services – 0.1%
5,500,000		ServiceMaster Co. LLC (The), 7.450%, 8/15/2027	5,610,000

		Consumer Products – 0.1%
11,880,000		Avon Products, Inc., 8.950%, 3/15/2043	9,207,000

		Electric – 1.2%
5,093,000		AES Corp. (The), 4.875%, 5/15/2023	4,978,408
9,371,000		AES Corp. (The), 5.500%, 4/15/2025	9,322,739
31,019,830		Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	33,672,281
29,959,000		EDP Finance BV, 4.125%, 1/15/2020, 144A	29,990,157
3,570,000		Empresa Nacional de Electricidad S.A., 7.875%, 2/01/2027	4,303,504
5,991,000		Vistra Energy Corp., 7.625%, 11/01/2024	6,320,505

			88,587,594

		Finance Companies – 3.5%
6,847,000		iStar, Inc., 5.000%, 7/01/2019	6,825,603
2,260,000		Navient Corp., 5.875%, 10/25/2024	1,887,100
109,950	(††)	Navient Corp., 6.000%, 12/15/2043	1,806,845
47,944,000		Navient Corp., MTN, 6.125%, 3/25/2024	41,111,980
22,945,000		Navient LLC, 5.500%, 1/25/2023	20,076,875
6,490,000		Navient LLC, MTN, 7.250%, 1/25/2022	6,262,850

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Finance Companies – continued
$ 50,910,000	Navient LLC, Series A, MTN, 5.625%, 8/01/2033	$33,600,600
45,875,000	Springleaf Finance Corp., 5.250%, 12/15/2019	45,984,182
23,115,000	Springleaf Finance Corp., 6.875%, 3/15/2025	20,687,925
4,075,000	Springleaf Finance Corp., 7.125%, 3/15/2026	3,636,938
26,970,000	Springleaf Finance Corp., 7.750%, 10/01/2021	27,071,138
55,015,000	Springleaf Finance Corp., 8.250%, 10/01/2023	56,527,912

		265,479,948

	Financial Other – 0.3%
25,465,000	Nationstar Mortgage Holdings, Inc., 9.125%, 7/15/2026, 144A	24,764,712

	Gaming – 0.1%
5,475,000	International Game Technology PLC, 6.250%, 1/15/2027, 144A	5,256,000

	Government Guaranteed – 0.9%
95,480,000	New South Wales Treasury Corp., 4.000%, 4/08/2021, (AUD)	70,130,420

	Government Owned - No Guarantee – 0.9%
22,160,000	Pertamina Persero PT, 6.450%, 5/30/2044, 144A	23,105,279
21,145,000	Petrobras Global Finance BV, 4.375%, 5/20/2023	20,169,581
30,955,000	Petrobras Global Finance BV, 5.625%, 5/20/2043	25,940,600

		69,215,460

	Healthcare – 3.5%
40,686,000	HCA, Inc., 5.875%, 5/01/2023	41,194,575
14,620,000	HCA, Inc., 7.050%, 12/01/2027	15,241,350
20,447,000	HCA, Inc., 7.500%, 12/15/2023	21,878,290
24,215,000	HCA, Inc., 7.500%, 11/06/2033	25,425,750
14,056,000	HCA, Inc., 7.690%, 6/15/2025	14,969,640
32,745,000	HCA, Inc., 8.360%, 4/15/2024	36,019,500
10,815,000	HCA, Inc., MTN, 7.580%, 9/15/2025	11,463,900
9,492,000	HCA, Inc., MTN, 7.750%, 7/15/2036	9,847,950
955,000	Tenet Healthcare Corp., 4.375%, 10/01/2021	923,963
18,365,000	Tenet Healthcare Corp., 5.125%, 5/01/2025	17,125,362
40,800,000	Tenet Healthcare Corp., 6.750%, 6/15/2023	38,301,000
35,329,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	29,676,360
1,015,000	Tenet Healthcare Corp., 7.500%, 1/01/2022, 144A	1,030,225
990,000	Tenet Healthcare Corp., 8.125%, 4/01/2022	992,475

		264,090,340

	Home Construction – 1.0%
151,000	Beazer Homes USA, Inc., 7.250%, 2/01/2023	140,430
13,360,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021	10,688,000
47,260,000	PulteGroup, Inc., 6.000%, 2/15/2035	40,879,900
13,190,000	PulteGroup, Inc., 6.375%, 5/15/2033	12,035,875
10,305,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 4.375%, 6/15/2019	10,227,712
195,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/2024	174,038

		74,145,955

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Independent Energy – 4.0%
$ 595,000	Anadarko Petroleum Corp., 3.450%, 7/15/2024	$564,383
540,000	Anadarko Petroleum Corp., 4.500%, 7/15/2044	457,596
4,810,000	Antero Resources Corp., 5.625%, 6/01/2023	4,569,500
18,736,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.000%, 4/01/2022, 144A	19,163,181
8,145,000	Baytex Energy Corp., 5.125%, 6/01/2021, 144A	7,798,837
8,225,000	Baytex Energy Corp., 5.625%, 6/01/2024, 144A	7,114,625
17,375,000	Bellatrix Exploration Ltd., 8.500%, 5/15/2020, 144A	9,730,000
8,645,000	California Resources Corp., 5.500%, 9/15/2021	6,209,617
1,188,000	California Resources Corp., 6.000%, 11/15/2024	724,680
50,620,000	California Resources Corp., 8.000%, 12/15/2022, 144A	34,295,050
1,310,000	Chesapeake Energy Corp., 4.875%, 4/15/2022	1,142,975
55,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	53,350
21,335,000	Chesapeake Energy Corp., 8.000%, 1/15/2025	18,828,137
39,020,000	Chesapeake Energy Corp., 8.000%, 6/15/2027	32,776,800
15,215,000	Continental Resources, Inc., 3.800%, 6/01/2024	14,403,574
5,450,000	Continental Resources, Inc., 4.500%, 4/15/2023	5,363,766
440,000	Continental Resources, Inc., 5.000%, 9/15/2022	436,878
19,290,000	Eclipse Resources Corp., 8.875%, 7/15/2023	16,541,175
1,567,000	Halcon Resources Corp., 6.750%, 2/15/2025	1,143,910
15,580,000	Lonestar Resources America, Inc., 11.250%, 1/01/2023, 144A	14,436,584
180,000	MEG Energy Corp., 6.375%, 1/30/2023, 144A	170,100
12,740,000	MEG Energy Corp., 7.000%, 3/31/2024, 144A	12,166,700
1,065,000	Oasis Petroleum, Inc., 6.875%, 1/15/2023	983,794
7,170,000	Pan American Energy LLC, 7.875%, 5/07/2021, 144A	7,178,962
2,055,000	QEP Resources, Inc., 5.250%, 5/01/2023	1,818,675
17,908,000	Sanchez Energy Corp., 6.125%, 1/15/2023	3,223,440
9,520,000	Sanchez Energy Corp., 7.750%, 6/15/2021	2,237,200
8,241,000	SM Energy Co., 5.000%, 1/15/2024	7,169,670
15,904,000	SM Energy Co., 6.125%, 11/15/2022	15,029,280
1,110,000	Southwestern Energy Co., 6.200%, 1/23/2025	992,063
14,955,000	Vine Oil & Gas LP/Vine Oil & Gas Finance Corp., 8.750%, 4/15/2023, 144A	11,814,450
19,960,000	Whiting Petroleum Corp., 5.750%, 3/15/2021	18,962,000
3,550,000	Whiting Petroleum Corp., 6.250%, 4/01/2023	3,235,115
21,785,000	Whiting Petroleum Corp., 6.625%, 1/15/2026	18,680,637

		299,416,704

	Life Insurance – 0.8%
15,000,000	Global Atlantic Fin Co., 8.625%, 4/15/2021, 144A	16,544,338
20,000,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A(d)(f)	31,762,404
8,920,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A(d)(f)	11,137,449

		59,444,191

	Media Entertainment – 1.3%
1,000,000	Clear Channel Worldwide Holdings, Inc., Series B, 7.625%, 3/15/2020	975,000
111,590,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	3,686,798
16,770,000	iHeartCommunications, Inc., 9.000%, 12/15/2019(h)	11,235,900
47,480,000	iHeartCommunications, Inc., 9.000%, 3/01/2021(h)	31,811,600

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Media Entertainment – continued
$ 33,370,000	iHeartCommunications, Inc., 9.000%, 9/15/2022(h)	$22,191,050
7,180,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.250%, 2/15/2022	7,144,100
17,950,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.875%, 3/15/2025	17,635,875

		94,680,323

	Metals & Mining – 1.1%
8,202,122	1839688 Alberta ULC, 14.000% PIK, 14.000% Cash, 2/13/2020(a)(b)(d)(h)(i)	4,101
2,000,000	AK Steel Corp., 7.625%, 10/01/2021	1,805,000
25,271,000	ArcelorMittal, 6.750%, 3/01/2041	26,686,730
8,705,000	Barrick North America Finance LLC, 5.750%, 5/01/2043	9,143,241
12,315,000	First Quantum Minerals Ltd., 7.250%, 5/15/2022, 144A	11,422,162
1,810,000	First Quantum Minerals Ltd., 7.500%, 4/01/2025, 144A	1,493,250
16,135,000	Russel Metals, Inc., 6.000%, 4/19/2022, 144A, (CAD)	11,789,234
11,719,000	United States Steel Corp., 6.650%, 6/01/2037	8,818,548
10,000,000	Worthington Industries, Inc., 6.500%, 4/15/2020	10,334,479

		81,496,745

	Midstream – 0.5%
8,935,000	IFM U.S. Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	9,330,122
13,667,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.125%, 3/01/2025	11,753,620
8,125,000	NGL Energy Partners LP/NGL Energy Finance Corp., 7.500%, 11/01/2023	7,800,000
505,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	575,700
11,820,000	Summit Midstream Partners LP, Series A, (fixed rate to 12/15/2022, variable rate thereafter), 9.500%(j)	10,924,753

		40,384,195

	Non-Agency Commercial Mortgage-Backed Securities – 0.1%
1,225,797	GS Mortgage Securities Trust, Series 2007-GG10, Class AM, 5.780%, 8/10/2045(k)	1,241,653
2,492,246	Institutional Mortgage Securities Canada, Inc., Series 2014-5A, Class A1, 2.003%, 7/12/2047, 144A, (CAD)	1,825,554

		3,067,207

	Oil Field Services – 2.5%
11,165,000	Ensco PLC, 7.750%, 2/01/2026	8,262,100
7,120,000	Global Marine, Inc., 7.000%, 6/01/2028	5,767,200
12,610,000	Noble Holding International Ltd., 7.750%, 1/15/2024	9,552,075
19,385,000	Noble Holding International Ltd., 7.875%, 2/01/2026, 144A	16,525,712
18,385,000	Pioneer Energy Services Corp., 6.125%, 3/15/2022	11,214,850
12,020,000	Precision Drilling Corp., 5.250%, 11/15/2024	9,976,600
401,770	Precision Drilling Corp., 6.500%, 12/15/2021	373,646
2,080,000	Shelf Drilling Holdings Ltd., 8.250%, 2/15/2025, 144A	1,778,400
71,364,000	Transocean Proteus Ltd., 6.250%, 12/01/2024, 144A	68,331,030
39,300,000	Transocean, Inc., 5.800%, 10/15/2022	34,584,000
28,580,000	Transocean, Inc., 6.800%, 3/15/2038	19,005,700

		185,371,313

	Paper – 0.6%
15,225,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	20,356,772
4,865,000	WestRock MWV LLC, 7.950%, 2/15/2031	6,212,415
8,750,000	WestRock MWV LLC, 8.200%, 1/15/2030	11,108,915
2,840,000	Weyerhaeuser Co., 6.950%, 10/01/2027	3,328,701

		41,006,803

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Property & Casualty Insurance – 0.3%
$ 12,510,000	MBIA Insurance Corp., 3-month LIBOR + 11.260%, 13.696%, 1/15/2033, 144A(e)(g)	$7,631,100
17,870,000	XL Group PLC, 3-month LIBOR + 2.458%, 4.894%(g)(j)	16,674,140

		24,305,240

	Retailers – 0.6%
3,325,000	Dillard’s, Inc., 7.000%, 12/01/2028	3,385,681
1,500,000	Dillard’s, Inc., 7.750%, 7/15/2026	1,569,240
4,570,000	Foot Locker, Inc., 8.500%, 1/15/2022	4,935,600
7,000	J.C. Penney Corp., Inc., 5.650%, 6/01/2020	5,598
27,224,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	8,575,560
2,510,000	J.C. Penney Corp., Inc., 7.625%, 3/01/2097	815,750
6,365,000	Marks & Spencer PLC, 7.125%, 12/01/2037, 144A	6,740,837
17,163,000	TRU Taj LLC/TRU Taj Finance, Inc., 11.000%, 1/22/2019, 144A	17,227,533

		43,255,799

	Supermarkets – 2.1%
11,495,000	Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, 5.750%, 3/15/2025	10,058,125
9,465,000	Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, 6.625%, 6/15/2024	8,778,787
87,475,000	New Albertsons LP, 7.450%, 8/01/2029	69,980,000
25,595,000	New Albertsons LP, 7.750%, 6/15/2026	20,925,960
28,915,000	New Albertsons LP, 8.000%, 5/01/2031	23,532,184
9,390,000	New Albertsons LP, 8.700%, 5/01/2030	7,887,600
18,387,000	New Albertsons LP, Series C, MTN, 6.625%, 6/01/2028	13,606,380
2,290,000	Safeway, Inc., 7.250%, 2/01/2031	1,992,300

		156,761,336

	Technology – 1.3%
4,537,000	Advanced Micro Devices, Inc., 7.000%, 7/01/2024	4,661,767
17,060,000	Amkor Technology, Inc., 6.375%, 10/01/2022	17,107,768
56,340,000	KLA-Tencor Corp., 4.650%, 11/01/2024	57,738,478
15,170,000	KLA-Tencor Corp., 5.650%, 11/01/2034	15,464,474
135,000	Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	154,255
1,775,000	Seagate Hdd Cayman, 4.875%, 6/01/2027	1,506,422

		96,633,164

	Transportation Services – 0.1%
10,503,000	APL Ltd., 8.000%, 1/15/2024(d)(f)	9,342,944

	Treasuries – 18.9%
312,000,000	Canadian Government International Bond, 0.750%, 9/01/2020, (CAD)	224,447,114
80,645,000	Canadian Government International Bond, 1.750%, 9/01/2019, (CAD)	59,058,935

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

		Treasuries – continued
1,010,000		Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2024, (EUR)(l)	$1,142,285
1,100,000		Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2035, (EUR)(l)	1,070,195
4,000,000		Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2036, (EUR)(l)	3,818,834
4,455,000		Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2037, (EUR)(l)	4,257,458
5,820,000		Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2038, (EUR)(l)	5,545,608
4,000,000		Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2039, (EUR)(l)	3,764,365
4,680,000		Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2040, (EUR)(l)	4,393,208
5,970,000		Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2041, (EUR)(l)	5,595,455
4,000,000		Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2042, (EUR)(l)	3,758,481
1,605,660,000		Iceland Government International Bond, 7.250%, 10/26/2022, (ISK)	13,187,572
4,496,156,000		Iceland Government International Bond, 8.750%, 2/26/2019, (ISK)	35,038,648
10,000,000	(†††)	Mexican Fixed Rate Bonds, Series M, 5.750%, 3/05/2026, (MXN)	42,983,958
9,930,439	(†††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)	48,231,359
4,250,000	(†††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 5/29/2031, (MXN)	19,957,001
7,740,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)	36,580,354
27,224,481	(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	135,204,267
3,035,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.500%, 5/31/2029, (MXN)	15,183,224
21,700,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	117,281,092
252,700,000		New Zealand Government Bond, 5.000%, 3/15/2019, (NZD)	170,724,206
175,365,000		New Zealand Government Bond, 6.000%, 5/15/2021, (NZD)	129,356,478
458,725,000		Norway Government Bond, 3.750%, 5/25/2021, 144A, (NOK)	56,300,542
658,049,000		Norway Government Bond, 4.500%, 5/22/2019, 144A, (NOK)	77,148,473
162,850,000		Republic of Brazil, 8.500%, 1/05/2024, (BRL)	42,227,762
55,925,000		Republic of Brazil, 10.250%, 1/10/2028, (BRL)	16,006,894
144,325,000		U.S. Treasury Bond, 3.000%, 8/15/2048	143,642,839

			1,415,906,607

		Wireless – 1.4%
293,000,000		America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	13,157,734
134,600,000		America Movil SAB de CV, 8.460%, 12/18/2036, (MXN)	5,445,164
49,955,000		Sprint Capital Corp., 6.875%, 11/15/2028	47,207,475
6,260,000		Sprint Capital Corp., 8.750%, 3/15/2032	6,604,300
21,052,000		Sprint Communications, Inc., 6.000%, 11/15/2022	20,658,959
8,200,000		Sprint Corp., 7.125%, 6/15/2024	8,120,788
4,727,000		Sprint Corp., 7.250%, 9/15/2021	4,838,085

			106,032,505

		Wirelines – 3.8%
12,810,000		AT&T, Inc., 4.500%, 3/09/2048	10,961,606
14,095,000		AT&T, Inc., 4.550%, 3/09/2049	12,132,912
4,370,000		Bell Canada, Inc., MTN, 6.550%, 5/01/2029, 144A, (CAD)	3,860,081

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Wirelines – continued
7,545,000	Bell Canada, Inc., Series M-17, 6.100%, 3/16/2035, (CAD)	$6,535,666
1,240,000	CenturyLink, Inc., 5.625%, 4/01/2025	1,091,200
7,410,000	CenturyLink, Inc., Series G, 6.875%, 1/15/2028	6,520,800
28,385,000	CenturyLink, Inc., Series S, 6.450%, 6/15/2021	28,314,037
7,940,000	CenturyLink, Inc., Series W, 6.750%, 12/01/2023	7,652,175
350,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	289,366
3,085,000	Cincinnati Bell, Inc., 7.000%, 7/15/2024, 144A	2,545,125
21,035,000	Cincinnati Bell, Inc., 8.000%, 10/15/2025, 144A	17,353,875
8,581,000	Consolidated Communications, Inc., 6.500%, 10/01/2022	7,551,280
3,045,000	Embarq Corp., 7.995%, 6/01/2036	2,755,725
18,725,000	Frontier Communications Corp., 6.875%, 1/15/2025	9,502,938
38,336,000	Frontier Communications Corp., 7.875%, 1/15/2027	18,775,823
25,745,000	Level 3 Parent LLC, 5.750%, 12/01/2022	25,294,462
37,595,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	31,528,295
7,590,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	6,185,850
25,098,000	Qwest Corp., 6.875%, 9/15/2033	22,421,123
30,646,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	26,508,790
16,440,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	14,839,237
14,223,000	Verizon Communications, Inc., 4.329%, 9/21/2028	14,275,056
6,309,000	Windstream Services LLC/Windstream Finance Corp., 9.000%, 6/30/2025, 144A	4,274,348
8,865,000	Windstream Services LLC/Windstream Finance Corp., 10.500%, 6/30/2024, 144A	6,737,400

		287,907,170

	Total Non-Convertible Bonds (Identified Cost $5,664,859,177)	4,916,813,551

Convertible Bonds – 4.4%

	Building Materials – 0.2%
16,682,000	KB Home, 1.375%, 2/01/2019	16,577,704

	Cable Satellite – 1.7%
14,660,000	DISH Network Corp., 2.375%, 3/15/2024	11,671,793
138,515,000	DISH Network Corp., 3.375%, 8/15/2026	111,853,079

		123,524,872

	Healthcare – 0.1%
8,835,000	Evolent Health, Inc., 2.000%, 12/01/2021	9,796,902

	Independent Energy – 0.4%
31,000,000	Chesapeake Energy Corp., 5.500%, 9/15/2026	24,950,722
6,625,000	Whiting Petroleum Corp., 1.250%, 4/01/2020	6,263,374

		31,214,096

	Leisure – 0.4%
27,795,000	Rovi Corp., 0.500%, 3/01/2020	26,060,870

	Midstream – 0.1%
10,955,000	SM Energy Co., 1.500%, 7/01/2021	10,182,826

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Convertible Bonds – continued

	Pharmaceuticals – 0.0%
$ 870,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	$865,127
715,000	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	795,438

		1,660,565

	REITs - Diversified – 0.2%
14,245,000	iStar, Inc., 3.125%, 9/15/2022	12,835,315

	Technology – 1.3%
10,415,000	Booking Holdings, Inc., 0.900%, 9/15/2021	11,493,338
5,009,424	Liberty Interactive LLC, 3.500%, 1/15/2031	5,881,900
23,990,000	Nuance Communications, Inc., 1.000%, 12/15/2035	20,627,801
11,265,000	Nuance Communications, Inc., 1.250%, 4/01/2025	9,876,476
39,710,000	Nuance Communications, Inc., 1.500%, 11/01/2035	37,172,293
17,000,000	Western Digital Corp., 1.500%, 2/01/2024, 144A	13,776,817

		98,828,625

	Total Convertible Bonds (Identified Cost $372,098,489)	330,681,775

Municipals – 1.7%

	District of Columbia – 0.1%
3,850,000	Metropolitan Washington Airports Authority, Series D, 8.000%, 10/01/2047	5,404,745

	Illinois – 0.2%
17,570,000	State of Illinois, 5.100%, 6/01/2033	16,751,765

	Michigan – 0.1%
8,930,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034	8,716,037

	Puerto Rico – 0.4%
63,900,000	Commonwealth of Puerto Rico, GO, Refunding, Series A, 8.000%, 7/01/2035(h)	34,346,250

	Virginia – 0.9%
69,695,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	65,769,081

	Total Municipals (Identified Cost $150,607,012)	130,987,878

	Total Bonds and Notes (Identified Cost $6,187,564,678)	5,378,483,204

Loan Participations – 0.1%

	ABS Other – 0.1%
8,404,525	Rise Ltd., Series 2014-1, Class B, 6.500%, 2/15/2039 (a)(k) (Identified Cost $8,467,559)	7,858,231

Senior Loans – 1.1%

	Chemicals – 0.4%
31,355,000	Houghton International, Inc., New 2nd Lien Term Loan, 1-month LIBOR + 8.500%, 11.022%, 12/20/2020(g)	31,041,450

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued

	Construction Machinery – 0.4%
$ 21,276,992	Onsite Rental Group Pty Ltd., Notes, 6.100%, 10/26/2023, 144A(c)(d)(f)	$16,383,284
15,562,263	Onsite Rental Group Pty Ltd., Term Loan B, 1-month LIBOR + 4.500%, 7.006%, 10/26/2022(d)(f)(g)	15,251,017

		31,634,301

	Financial Other – 0.2%
12,649,944	DBRS Ltd., Term Loan, 3-month LIBOR + 5.250%, 7.957%, 3/04/2022(g)	12,460,195

	Oil Field Services – 0.0%
2,850,584	Petroleum Geo-Services ASA, New Term Loan B, 3-month LIBOR + 2.500%, 5.310%, 3/19/2021(g)	2,559,825

	Technology – 0.1%
9,507,380	IQOR U.S., Inc., 2nd Lien Term Loan, 3-month LIBOR + 8.750%, 11.148%, 4/01/2022(g)	6,883,343

	Total Senior Loans (Identified Cost $87,302,579)	84,579,114

Shares
Common Stocks – 8.2%

	Aerospace & Defense – 0.3%
1,423,650	Arconic, Inc.	24,002,739

	Diversified Telecommunication Services – 3.0%
7,868,481	AT&T, Inc.	224,566,448
112,848	Cincinnati Bell, Inc.(e)	877,957

		225,444,405

	Electronic Equipment, Instruments & Components – 0.2%
417,387	Corning, Inc.	12,609,261

	Media – 0.1%
303,043	Dex Media, Inc.(c)(e)	3,045,582

	Oil, Gas & Consumable Fuels – 0.1%
846,398	Chesapeake Energy Corp.(e)	1,777,436
5,886	Frontera Energy Corp.(e)	57,688
156,902	Paragon Offshore Ltd., Litigation Units, Class A(c)(e)	137,289
225,503	Paragon Offshore Ltd., Litigation Units, Class B(c)(e)	7,667,102
1,514	Southcross Holdings Group LLC(c)(e)	—
1,514	Southcross Holdings LP, Class A(c)(e)	719,150

		10,358,665

	Pharmaceuticals – 4.5%
6,514,190	Bristol-Myers Squibb Co.	338,607,596

	Specialty Retail – 0.0%
11,662,687	Onsite Rental Group Pty Ltd.(a)(b)(c)(d)(e)	—

	Total Common Stocks (Identified Cost $494,355,393)	614,068,248

Shares	Description	Value (†)
Preferred Stocks – 1.8%

Convertible Preferred Stocks – 1.7%

	Banking – 0.3%
19,062	Bank of America Corp., Series L, 7.250%	$23,875,155

	Communications – 0.0%
3,704	Cincinnati Bell, Inc., Series B, 6.750%	104,934

	Energy – 0.1%
242,297	El Paso Energy Capital Trust I, 4.750%	10,115,900

	Independent Energy – 0.5%
172,972	Chesapeake Energy Corp., 4.500%	7,273,473
231,033	Chesapeake Energy Corp., 5.000%	11,985,992
32,522	Chesapeake Energy Corp., Series A, 5.750%, 144A(a)	13,903,155

		33,162,620

	Midstream – 0.5%
22,483	Chesapeake Energy Corp., 5.750%(a)	9,611,483
6,017	Chesapeake Energy Corp., 5.750%	3,103,880
43,178	Chesapeake Energy Corp., 5.750%, 144A	22,273,449

		34,988,812

	REITs - Diversified – 0.2%
325,207	iStar, Inc., Series J, 4.500%	13,759,443

	REITs - Health Care – 0.1%
116,700	Welltower, Inc., Series I, 6.500%	7,369,605

	Total Convertible Preferred Stocks (Identified Cost $166,756,335)	123,376,469

Non-Convertible Preferred Stocks – 0.1%

	Finance Companies – 0.0%
10,425	iStar, Inc., Series G, 7.650%	231,956

	Home Construction – 0.0%
208,246	Hovnanian Enterprises, Inc., 7.625%(e)	520,615

	REITs - Office Property – 0.0%
1,596	Highwoods Realty LP, Series A, 8.625%	1,795,500

Shares	Description	Value (†)
Preferred Stocks – continued

Non-Convertible Preferred Stocks – continued

	REITs - Warehouse/Industrials – 0.1%
116,192	ProLogis, Inc., Series Q, 8.540%	$6,855,328

	Total Non-Convertible Preferred Stocks (Identified Cost $8,540,568)	9,403,399

	Total Preferred Stocks (Identified Cost $175,296,903)	132,779,868

Closed-End Investment Companies – 0.1%
170,282	NexPoint Strategic Opportunities Fund (Identified Cost $10,230,310)	3,393,720

Principal Amount (‡)
Short-Term Investments – 16.1%
$ 10,000,000	Federal Home Loan Bank Discount Notes, 2.312%, 1/30/2019(m)	9,981,490
83,800,000	Ford Motor Credit Co. LLC, 4.331%, 12/02/2019(m)	80,741,076
7,237,785	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2018 at 1.500% to be repurchased at $7,238,389 on 1/02/2019 collateralized by $5,715,000 U.S. Treasury Bond, 4.375% due 5/15/2041 valued at $7,043,595; $340,000 U.S. Treasury Notes, 2.875% due 9/30/2023 valued at $347,096 including accrued interest(o)	7,237,785
160,000,000	U.S. Treasury Bills, 2.157%-2.164%, 1/03/2019(m)(p)	159,990,000
150,000,000	U.S. Treasury Bills, 2.160%-2.200%, 4/25/2019(m)(p)	148,867,058
200,000,000	U.S. Treasury Bills, 2.272%, 1/31/2019(m)	199,631,056
100,000,000	U.S. Treasury Bills, 2.305%, 2/07/2019(m)	99,763,625
450,000,000	U.S. Treasury Bills, 2.310%, 2/14/2019(m)	448,712,690
55,000,000	U.S. Treasury Bills, 2.460%, 5/30/2019(m)	54,451,398

	Total Short-Term Investments (Identified Cost $1,209,285,396)	1,209,376,178

	Total Investments – 99.1% (Identified Cost $8,172,502,818)	7,430,538,563
	Other assets less liabilities – 0.9%	67,815,091

	Net Assets – 100.0%	$7,498,353,654

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

As of December 31, 2018, securities held by the Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$ 111,914,239	1.5%	$21,744,937	0.3%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(††)	Amount shown represents units. One unit represents a principal amount of 25.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Level 3 security. Value has been determined using significant unobservable inputs.
(b)	Fair valued by the Fund’s adviser. At December 31, 2018, the value of these securities amounted to $21,744,937 or 0.3% of net assets.

(c)	Securities subject to restriction on resale. At December 31, 2018, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost	Value	% of Net Assets
Dex Media, Inc.	August 12, 2016	$1,476,220	$3,045,582	0.1%
GCA2014 Holdings Ltd., Series 2014-1, Class C	December 18, 2014	21,396,647	17,303,695	0.2%
GCA2014 Holdings Ltd., Series 2014-1, Class D	December 18, 2014	8,494,926	4,437,141	0.1%
GCA2014 Holdings Ltd., Series 2014-1, Class E	December 18, 2014	32,732,982	—	—
Onsite Rental Group Pty Ltd., Notes	October 26, 2017	15,666,497	16,383,284	0.2%
Onsite Rental Group Pty Ltd.	October 26, 2017	—	—	—
Paragon Offshore Ltd., Litigation Units, Class A	July 18, 2017	1,167,146	137,289	Less than 0.1%
Paragon Offshore Ltd., Litigation Units, Class B	July 18, 2017	22,768,653	7,667,102	0.1%
Southcross Holdings Group LLC	April 29, 2016	—	—	—
Southcross Holdings LP, Class A	April 29, 2016	2,215,133	719,150	Less than 0.1%

(d)	Illiquid security.
(e)	Non-income producing security.
(f)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At December 31, 2018, the value of these securities amounted to $111,914,239 or 1.5% of net assets.
(g)	Variable rate security. Rate as of December 31, 2018 is disclosed.
(h)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(i)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional principal. No payments were made during the period.
(j)	Perpetual bond with no specified maturity date.
(k)

Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of December 31, 2018 is disclosed.

(l)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(m)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(o)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2018, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(p)

The Fund’s investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

144A

All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, the value of Rule 144A holdings amounted to $1,196,610,145 or 16.0% of net assets.

ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
GO	General Obligation
LIBOR	London Interbank Offered Rate
MBIA	Municipal Bond Investors Assurance Corp.
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
ISK	Icelandic Krona
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar

NOTES TO FINANCIAL STATEMENTS

December 31, 2018 (Unaudited)

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2018, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$8,830,591	$21,740,836	(a)(b)	$30,571,427
Airlines	—	198,309,487	5,354,538	(c)	203,664,025
Finance Companies	1,806,845	263,673,103	—		265,479,948
Metals & Mining	—	81,492,644	4,101	(d)	81,496,745
All Other Non-Convertible Bonds*	—	4,335,601,406	—		4,335,601,406

Total Non-Convertible Bonds	1,806,845	4,887,907,231	27,099,475		4,916,813,551

Convertible Bonds*	—	330,681,775	—		330,681,775
Municipals*	—	130,987,878	—		130,987,878

Total Bonds and Notes	1,806,845	5,349,576,884	27,099,475		5,378,483,204

Loan Participations*	—	—	7,858,231	(c)	7,858,231
Senior Loans*	—	84,579,114	—		84,579,114
Common Stocks
Media	—	3,045,582	—		3,045,582
Oil, Gas & Consumable Fuels	1,835,124	8,523,541	—		10,358,665
Specialty Retail	—	—	—	(b)	—
All Other Common Stocks*	600,664,001	—	—		600,664,001

Total Common Stocks	602,499,125	11,569,123	—		614,068,248

Preferred Stocks
Convertible Preferred Stocks
Independent Energy	7,273,473	11,985,992	13,903,155	(c)	33,162,620
Midstream	—	25,377,329	9,611,483	(c)	34,988,812
REITs - Diversified	—	13,759,443	—		13,759,443
All Other Convertible Preferred Stocks*	41,465,594	—	—		41,465,594

Total Convertible Preferred Stocks	48,739,067	51,122,764	23,514,638		123,376,469

Non-Convertible Preferred Stocks
REITs - Office Property	—	1,795,500	—		1,795,500
REITs - Warehouse/Industrials	—	6,855,328	—		6,855,328
All Other Non-Convertible Preferred Stocks*	752,571	—	—		752,571

Total Non-Convertible Preferred Stocks	752,571	8,650,828	—		9,403,399

Total Preferred Stocks	49,491,638	59,773,592	23,514,638		132,779,868

Closed-End Investment Companies	3,393,720	—	—		3,393,720
Short-Term Investments	—	1,209,376,178	—		1,209,376,178

Total	$657,191,328	$6,714,874,891	$58,472,344		$7,430,538,563

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Fair valued by the Fund’s adviser ($4,437,141) or fair valued by the Fund’s adviser using broker-dealer bid prices for which the inputs are unobservable to the Fund ($17,303,695).
(b)	Includes a security fair valued at zero using Level 3 inputs.
(c)	Valued using broker-dealer bid prices.
(d)	Fair valued by the Fund’s adviser.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2018 and/or December 31, 2018:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2018		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2018		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2018
Bonds and Notes
Non-Convertible Bonds
ABS Other	$20,680,219	(a)	$—	$—	$636,069	$424,548	$—	$—	$—	$21,740,836	(a)	$636,069

Airlines	455,986		—	1,835	(58,265)	—	(110,414)	5,065,396	—	5,354,538		(55,884)
Metals & Mining	4,101		18,406	—	(18,406)	—	—	—	—	4,101		(18,406)
Loan Participations

ABS Other	8,343,807		—	(2,493)	(150,637)	—	(332,446)	—	—	7,858,231		(168,090)
Common Stocks
Specialty Retail	—	(a)	—	—	—	—	—	—	—	—	(a)	—
Preferred Stocks

Convertible Preferred Stocks
Independent Energy	—		—	—	(5,571,880)	—	—	19,475,035	—	13,903,155		(5,571,880)

Midstream	—		—	—	(3,714,819)	1,974,348	—	11,351,954	—	9,611,483		(3,714,819)

Total	$29,484,113		$18,406	$(658)	$(8,877,938)	$2,398,896	$(442,860)	$35,892,385	$—	$58,472,344		$(8,893,010)

(a)	Includes a security fair valued at zero using Level 3 inputs.

A debt security valued at $5,065,396 was transferred from Level 2 to Level 3 during the period ended December 31, 2018. At September 30, 2018, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At December 31, 2018, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security.

Preferred stocks valued at $30,826,989 were transferred from Level 2 to Level 3 during the period ended December 31, 2018. At September 30, 2018, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At December 31, 2018, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the securities.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at December 31, 2018 (Unaudited)

Treasuries	18.9%
Banking	5.0
Independent Energy	4.9
Pharmaceuticals	4.5
Wirelines	3.8
Healthcare	3.6
Finance Companies	3.5
Cable Satellite	3.1
Diversified Telecommunication Services	3.0
Airlines	2.7
Technology	2.7
Chemicals	2.5
Oil Field Services	2.5
Supermarkets	2.1
Other Investments, less than 2% each	20.1
Short-Term Investments	16.1
Closed-End Investment Companies	0.1

Total Investments	99.1
Other assets less liabilities	0.9

Net Assets	100.0%

Currency Exposure Summary at December 31, 2018 (Unaudited)

United States Dollar	77.0%
Mexican Peso	5.8
Canadian Dollar	5.5
New Zealand Dollar	4.3
Australian Dollar	2.7
Other, less than 2% each	3.8

Total Investments	99.1
Other assets less liabilities	0.9

Net Assets	100.0%

ITEM 2.	CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Loomis Sayles Funds II

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	Chief Executive Officer
Date:	February 21, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	Chief Executive Officer
Date:	February 21, 2019

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	February 21, 2019